Schedule of Investments (unaudited) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.6%
Abacus Property Group	54,240	$145,738
Adelaide Brighton Ltd.	56,345	119,562
Afterpay Touch Group Ltd.(a)	17,159	341,174
AGL Energy Ltd.	60,420	823,369
ALS Ltd.	51,959	288,883
Altium Ltd.	12,565	278,571
Alumina Ltd.	278,246	435,154
AMP Ltd.	319,392	403,783
Ansell Ltd.	12,752	242,480
APA Group	109,583	879,543
Appen Ltd.	11,724	176,649
ARB Corp. Ltd.	9,719	121,263
Aristocrat Leisure Ltd.	55,147	1,201,355
ASX Ltd.	18,405	1,043,828
Atlas Arteria Ltd.	89,904	497,373
Aurizon Holdings Ltd.	174,938	711,089
AusNet Services	251,617	320,700
Australia & New Zealand Banking Group Ltd.	261,945	4,825,688
Bank of Queensland Ltd.	33,699	210,113
Bapcor Ltd.	39,830	196,202
Beach Energy Ltd.	199,304	314,441
Bega Cheese Ltd.(b)	52,328	129,064
Bellamy’s Australia Ltd.(a)(b)	9,582	84,698
Bendigo & Adelaide Bank Ltd.	45,518	333,980
BHP Group Ltd.	272,928	6,759,814
BHP Group PLC	197,623	4,180,576
BlueScope Steel Ltd.	53,463	490,988
Boral Ltd.	114,204	395,765
Brambles Ltd.	151,414	1,248,671
Breville Group Ltd.	10,507	111,043
BWP Trust	54,865	156,867
Caltex Australia Ltd.	23,578	442,976
carsales.com Ltd.	16,957	181,546
Challenger Ltd.	62,713	343,921
Charter Hall Group	33,778	262,966
Charter Hall Long Wale REIT	46,221	182,784
Charter Hall Retail REIT	37,979	115,390
Cleanaway Waste Management Ltd.	229,052	291,151
Coca-Cola Amatil Ltd.	45,550	318,524
Cochlear Ltd.	5,321	775,485
Coles Group Ltd.	115,447	1,192,263
Commonwealth Bank of Australia	163,496	8,860,308
Computershare Ltd.	44,283	483,259
Corporate Travel Management Ltd.	10,390	126,199
Credit Corp. Group Ltd.	7,108	153,670
Cromwell Property Group	246,470	224,992
Crown Resorts Ltd.	35,266	302,735
CSL Ltd.	42,723	7,535,991
CSR Ltd.	56,209	160,322
Dexus	104,005	857,701
Domino’s Pizza Enterprises Ltd.	6,896	242,348
Downer EDI Ltd.	63,858	354,160
Evolution Mining Ltd.	136,123	387,319
Flight Centre Travel Group Ltd.	5,991	175,790
Fortescue Metals Group Ltd.	133,847	821,626
GDI Property Group	298,185	320,478
Goodman Group	158,623	1,572,587
GPT Group (The)	157,394	645,198

Security	Shares	Value

Australia (continued)
GrainCorp Ltd., Class A	25,421	$126,625
Growthpoint Properties Australia Ltd.	42,554	124,893
Harvey Norman Holdings Ltd.	61,214	172,489
Healius Ltd.	65,815	139,657
IDP Education Ltd.	16,002	196,238
Iluka Resources Ltd.	39,977	258,896
Incitec Pivot Ltd.	188,705	448,529
Independence Group NL	60,719	266,472
Insurance Australia Group Ltd.	211,404	1,156,436
InvoCare Ltd.	14,565	131,352
IOOF Holdings Ltd.	41,192	209,439
IPH Ltd.	24,949	138,712
IRESS Ltd.	22,325	195,952
James Hardie Industries PLC	42,939	736,021
JB Hi-Fi Ltd.	12,034	307,092
Lendlease Group	55,927	720,143
Link Administration Holdings Ltd.	52,962	204,334
Lynas Corp. Ltd.(a)(b)	65,691	112,239
Macquarie Group Ltd.	30,866	2,847,827
Magellan Financial Group Ltd.	12,276	407,400
Medibank Pvt Ltd.	268,130	624,381
Metcash Ltd.	109,153	212,067
Mineral Resources Ltd.	28,285	278,663
Mirvac Group	345,747	764,630
Monadelphous Group Ltd.	13,653	144,292
National Australia Bank Ltd.	260,347	5,131,664
New South Resources Ltd.(a)	101,652	130,262
Newcrest Mining Ltd.	73,957	1,594,819
NEXTDC Ltd.(a)(b)	43,248	190,991
NIB Holdings Ltd.	40,100	193,665
Nine Entertainment Co. Holdings Ltd.	184,316	233,652
Northern Star Resources Ltd.	58,105	391,908
Oil Search Ltd.	144,885	714,701
Orica Ltd.	39,946	630,226
Origin Energy Ltd.	176,943	958,172
Orora Ltd.	94,319	200,792
OZ Minerals Ltd.	49,117	343,467
Pendal Group Ltd.	33,972	167,346
Perpetual Ltd.	5,391	133,449
Premier Investments Ltd.	12,627	166,854
QBE Insurance Group Ltd.	135,260	1,174,161
Qube Holdings Ltd.	101,458	227,173
Ramsay Health Care Ltd.	15,352	724,402
REA Group Ltd.	5,214	390,075
Regis Resources Ltd.	44,766	151,124
Reliance Worldwide Corp. Ltd.	61,736	179,064
Rio Tinto Ltd.	34,680	2,171,377
Santos Ltd.	186,090	1,041,039
Saracen Mineral Holdings Ltd.(a)(b)	73,665	190,318
Scentre Group	494,464	1,304,732
Seek Ltd.	32,203	503,184
Seven Group Holdings Ltd.	16,862	217,936
Shopping Centres Australasia Property Group	78,189	144,906
Sims Metal Management Ltd.	24,483	157,712
Sonic Healthcare Ltd.	42,398	833,656
South32 Ltd.	490,044	860,920
Southern Cross Media Group Ltd.	203,199	114,795
Spark Infrastructure Group	173,580	241,568
St. Barbara Ltd.	65,569	126,035
Star Entertainment Grp Ltd. (The)	74,859	242,398

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Steadfast Group Ltd.	112,355	$277,891
Stockland	233,329	786,077
Suncorp Group Ltd.	111,034	1,028,883
Sydney Airport	106,511	644,283
Tabcorp Holdings Ltd.	194,120	641,947
Technology One Ltd.	29,475	149,661
Telstra Corp. Ltd.	377,459	907,576
TPG Telecom Ltd.	39,573	178,305
Transurban Group	260,706	2,665,463
Treasury Wine Estates Ltd.	70,207	849,845
Vicinity Centres	233,785	430,047
Viva Energy Group Ltd.(c)	172,118	236,569
Viva Energy REIT	78,103	155,508
Vocus Group Ltd.(a)	71,258	162,989
Washington H Soul Pattinson & Co. Ltd.	13,697	204,962
Webjet Ltd.(b)	14,376	112,018
Wesfarmers Ltd.	105,839	2,899,211
Westpac Banking Corp.	319,410	6,207,823
Whitehaven Coal Ltd.	101,281	230,964
WiseTech Global Ltd.(b)	11,174	201,465
Woodside Petroleum Ltd.	89,435	1,984,043
Woolworths Group Ltd.	118,890	3,056,854
Worley Ltd.	43,882	412,976

		112,328,795

Austria — 0.3%
ams AG(a)	7,835	350,163
ANDRITZ AG	6,554	294,526
BAWAG Group AG(c)	5,282	218,036
CA Immobilien Anlagen AG	3,667	141,552
Erste Group Bank AG	28,483	1,006,380
IMMOFINANZ AG	3,996	114,797
Lenzing AG	1,472	154,945
Oesterreichische Post AG	4,399	161,956
OMV AG	13,051	761,798
Raiffeisen Bank International AG	14,140	347,845
S IMMO AG	8,882	224,939
S&T AG	7,167	153,041
Schoeller-Bleckmann Oilfield Equipment AG	2,383	136,120
Telekom Austria AG	17,791	137,749
UNIQA Insurance Group AG	18,835	181,029
Verbund AG	6,087	329,362
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,340	226,100
Wienerberger AG	11,708	316,624

		5,256,962

Belgium — 1.0%
Ackermans & van Haaren NV	1,986	304,213
Aedifica SA	1,311	157,670
Ageas	16,012	922,486
Anheuser-Busch InBev SA/NV	71,126	5,716,501
Barco NV	1,007	219,075
Befimmo SA	2,546	164,462
Bekaert SA	4,883	136,084
bpost SA	10,636	121,627
Cie. d’Entreprises CFE	1,745	168,204
Colruyt SA	5,909	328,564
D’ieteren SA/NV	4,585	289,524
Elia System Operator SA/NV	1,558	134,362
Euronav NV	20,179	227,604

Security	Shares	Value

Belgium (continued)
Fagron	6,976	$132,385
Galapagos NV(a)(b)	4,320	794,272
Gimv NV	3,851	231,145
Groupe Bruxelles Lambert SA	5,527	554,835
KBC Ancora	7,046	335,659
KBC Group NV	23,067	1,618,199
Kinepolis Group NV	2,593	172,416
Melexis NV	2,492	174,597
Montea CVA	1,669	151,382
Ontex Group NV	9,350	169,613
Proximus SADP	12,657	388,745
Retail Estates NV	1,618	154,518
Sofina SA	674	149,036
Solvay SA	6,509	708,023
Telenet Group Holding NV(a)	3,701	181,760
UCB SA	11,683	941,847
Umicore SA	19,078	786,884
Warehouses De Pauw CVA	875	162,243

		16,697,935

Canada — 9.0%
Agnico Eagle Mines Ltd.	22,116	1,362,111
Air Canada(a)	9,935	354,511
Alacer Gold Corp.(a)	33,857	167,952
Alamos Gold Inc., Class A	32,769	178,760
Algonquin Power & Utilities Corp.	26,656	366,879
Alimentation Couche-Tard Inc., Class B	86,409	2,596,839
Allied Properties REIT	9,202	375,123
AltaGas Ltd.	29,019	423,026
Altus Group Ltd./Canada	5,158	143,240
Aphria Inc.(a)(b)	29,861	149,947
ARC Resources Ltd.	65,170	276,676
Aritzia Inc.(a)	9,773	139,566
Atco Ltd./Canada, Class I, NVS	6,191	218,087
ATS Automation Tooling Systems Inc.(a)	12,285	167,121
Aurora Cannabis Inc.(a)(b)	71,958	258,410
B2Gold Corp.(a)	107,864	379,968
Badger Daylighting Ltd.(b)	4,339	128,815
Bank of Montreal	58,589	4,346,200
Bank of Nova Scotia (The)	110,502	6,350,912
Barrick Gold Corp.	166,696	2,901,818
Bausch Health Companies Inc.(a)	31,005	772,324
BCE Inc.	7,176	341,124
Boardwalk REIT	4,333	143,999
Bombardier Inc., Class B(a)	240,276	303,464
Boralex Inc., Class A	13,237	219,551
Brookfield Asset Management Inc., Class A	81,918	4,539,193
BRP Inc.	4,410	198,263
CAE Inc.	25,824	648,965
Cameco Corp.	43,599	390,097
Canada Goose Holdings Inc.(a)	7,819	327,787
Canadian Apartment Properties REIT	4,714	196,687
Canadian Imperial Bank of Commerce	40,314	3,444,794
Canadian National Railway Co.	66,471	5,957,533
Canadian Natural Resources Ltd.	117,145	2,959,931
Canadian Pacific Railway Ltd.	13,421	3,058,336
Canadian Tire Corp. Ltd., Class A, NVS	5,108	551,820
Canadian Utilities Ltd., Class A, NVS	7,888	230,516
Canadian Western Bank	12,596	319,608
Canfor Corp.(a)	7,176	86,919
Canopy Growth Corp.(a)(b)	20,967	420,026

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Capital Power Corp.	8,131	$195,302
CCL Industries Inc., Class B, NVS	16,273	671,175
Cenovus Energy Inc.	104,741	894,126
Centerra Gold Inc.(a)	22,095	188,783
CGI Inc.(a)	23,090	1,798,573
CI Financial Corp.	26,783	390,634
Cineplex Inc.	7,247	123,784
Cogeco Communications Inc.	1,808	156,610
Colliers International Group Inc.	4,184	280,928
Cominar REIT	12,903	131,843
Constellation Software Inc./Canada	1,994	1,973,489
Cott Corp.	27,899	359,152
Crescent Point Energy Corp.	65,659	240,286
Crombie REIT	14,396	173,276
Cronos Group Inc.(a)(b)	17,344	142,252
Descartes Systems Group Inc. (The)(a)	6,642	258,989
Detour Gold Corp.(a)	16,426	273,319
DIRTT Environmental Solutions(a)	23,793	108,253
Dollarama Inc.	28,966	976,516
Dream Global REIT	27,291	346,341
Dream Industrial REIT	20,438	208,991
Dream Office REIT(b)	9,072	202,237
Eldorado Gold Corp.(a)	15,489	130,690
Element Fleet Management Corp.	40,665	346,520
Emera Inc.	19,982	829,017
Empire Co. Ltd., Class A, NVS	16,136	429,319
Enbridge Inc.	188,673	6,886,023
Encana Corp.	149,422	586,615
Endeavour Mining Corp.(a)	11,505	208,768
Enerplus Corp.	43,720	264,446
Enghouse Systems Ltd.	5,006	146,141
ERO Copper Corp.(a)	7,412	92,823
Fairfax Financial Holdings Ltd.	2,727	1,157,733
Finning International Inc.	18,050	308,032
First Capital Realty Inc.	8,369	138,809
First Majestic Silver Corp.(a)(b)	18,224	195,225
First Quantum Minerals Ltd.	71,124	602,283
FirstService Corp.	3,510	307,003
Fortis Inc./Canada	38,498	1,602,777
Franco-Nevada Corp.	17,866	1,737,189
Genworth MI Canada Inc.	4,170	168,786
George Weston Ltd.	6,631	532,004
Gibson Energy Inc.	18,037	315,083
Gildan Activewear Inc.	19,071	488,256
Granite REIT	7,828	388,437
Great Canadian Gaming Corp.(a)	6,444	204,251
Great-West Lifeco Inc.	22,310	543,683
H&R Real Estate Investment Trust	9,822	166,496
HEXO Corp.(a)(b)	25,051	53,939
Home Capital Group Inc.(a)	7,585	156,449
HudBay Minerals, Inc.	34,355	124,942
Hudson’s Bay Co.	11,157	84,716
Hydro One Ltd.(c)	25,145	468,521
iA Financial Corp. Inc.	9,989	482,065
IAMGOLD Corp.(a)	48,551	182,849
IGM Financial Inc.	4,024	113,799
Imperial Oil Ltd.	26,134	652,182
Innergex Renewable Energy Inc.	18,959	237,141
Intact Financial Corp.	12,174	1,258,756
Inter Pipeline Ltd.	39,393	662,669

Security	Shares	Value

Canada (continued)
InterRent REIT	14,542	$172,709
Ivanhoe Mines Ltd., Class A(a)	59,632	148,360
Keyera Corp.	21,838	507,258
Killam Apartment REIT	12,475	185,177
Kinaxis Inc.(a)	3,247	207,787
Kinross Gold Corp.(a)	119,479	581,782
Kirkland Lake Gold Ltd.	19,527	918,891
Knight Therapeutics Inc.(a)	32,998	210,388
Labrador Iron Ore Royalty Corp.	6,479	109,976
Laurentian Bank of Canada	5,040	173,707
Linamar Corp.	9,740	318,281
Loblaw Companies Ltd.	18,095	967,012
Lundin Mining Corp.	70,967	359,060
MAG Silver Corp.(a)	10,325	102,123
Magna International Inc.	30,220	1,628,318
Manulife Financial Corp.	186,672	3,483,900
Maple Leaf Foods Inc.	11,283	197,185
MEG Energy Corp.(a)	23,752	91,441
Methanex Corp.	8,966	340,467
Metro Inc.	23,781	1,007,800
Morneau Shepell Inc.	8,769	211,561
MTY Food Group Inc.	2,689	107,654
National Bank of Canada	28,980	1,499,768
NFI Group Inc.	9,535	210,164
Norbord Inc.	6,206	179,520
North West Co. Inc. (The)	6,631	142,170
Northland Power Inc.	15,951	319,178
Northview Apartment Real Estate Investment Trust	8,267	181,524
NorthWest Healthcare Properties REIT	26,224	238,627
Novagold Resources Inc.(a)	26,319	191,833
Nutrien Ltd.	55,811	2,675,582
OceanaGold Corp.	53,961	129,735
Onex Corp.	7,692	453,145
Open Text Corp.	26,050	1,054,804
Osisko Gold Royalties Ltd.	12,144	119,745
Pan American Silver Corp.	20,905	355,799
Parex Resources Inc.(a)	20,039	272,147
Parkland Fuel Corp.	15,264	508,084
Pason Systems Inc.	13,144	141,405
Pembina Pipeline Corp.	53,243	1,878,402
Power Corp. of Canada	29,075	674,254
Power Financial Corp.	23,235	544,481
PrairieSky Royalty Ltd.	26,521	259,490
Premium Brands Holdings Corp.	3,929	259,741
Pretium Resources Inc.(a)	16,804	169,657
Quebecor Inc., Class B	13,499	314,482
Restaurant Brands International Inc.	23,099	1,514,392
Richelieu Hardware Ltd.	6,653	136,872
RioCan REIT	6,225	125,177
Ritchie Bros Auctioneers Inc.	10,256	422,850
Rogers Communications Inc., Class B, NVS	33,098	1,561,538
Royal Bank of Canada	128,992	10,426,530
Russel Metals Inc.	11,698	192,423
Sandstorm Gold Ltd.(a)	21,724	155,366
Saputo Inc.	21,536	625,918
SEMAFO Inc.(a)	34,126	110,348
Seven Generations Energy Ltd., Class A(a)	31,970	179,510
Shaw Communications Inc., Class B, NVS	37,729	771,602
ShawCor Ltd.	20,164	203,427
Shopify Inc., Class A(a)	9,543	2,998,637

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Sienna Senior Living Inc.	21,180	$306,013
SmartCentres Real Estate Investment Trust	11,888	287,986
SNC-Lavalin Group Inc.	15,764	285,571
Spin Master Corp.(a)(c)	3,317	94,032
SSR Mining Inc.(a)	12,256	181,646
Stantec Inc.	9,692	207,209
Stars Group Inc. (The)(a)	24,965	544,373
Stella-Jones Inc.	5,977	166,075
Summit Industrial Income REIT	21,886	212,807
Sun Life Financial Inc.	57,324	2,577,148
Suncor Energy Inc.	149,838	4,464,303
Superior Plus Corp.	21,932	198,403
TC Energy Corp.	86,692	4,378,957
Teck Resources Ltd., Class B	48,372	766,238
TELUS Corp.	10,892	388,245
TFI International Inc.	12,050	384,782
Thomson Reuters Corp.	18,653	1,256,117
TMX Group Ltd.	4,629	405,299
Torex Gold Resources Inc.(a)	8,722	127,875
Toromont Industries Ltd.	7,945	411,108
Toronto-Dominion Bank (The)	164,610	9,419,346
TransAlta Corp.	28,293	167,474
TransAlta Renewables Inc.	16,385	176,771
Transcontinental Inc., Class A	10,712	122,577
Tricon Capital Group Inc.	20,741	168,219
Wajax Corp.	12,344	143,693
West Fraser Timber Co. Ltd.	6,385	295,847
WestJet Airlines Ltd.	5,614	130,830
Wheaton Precious Metals Corp.	41,927	1,177,726
Winpak Ltd.	3,355	119,053
WSP Global Inc.	10,581	661,579
Yamana Gold Inc.	99,886	365,543

		154,568,203

Denmark — 1.6%
ALK-Abello A/S(a)	712	153,021
Ambu A/S, Series B(b)	14,813	232,739
AP Moller — Maersk A/S, Class B, NVS	917	1,169,327
Carlsberg A/S, Class B	10,361	1,458,302
Chr Hansen Holding A/S	10,649	817,808
Coloplast A/S, Class B	10,646	1,283,448
Danske Bank A/S	68,113	972,316
Demant A/S(a)	10,333	272,847
Dfds A/S	4,641	182,712
DSV PANALPINA A/S	21,215	2,059,524
FLSmidth & Co. A/S	7,108	254,464
Genmab A/S(a)	6,504	1,418,221
GN Store Nord A/S	12,230	537,743
H Lundbeck A/S	7,925	270,456
ISS A/S	17,238	451,315
Jyske Bank A/S, Registered(a)	12,982	431,790
Maersk Drilling A/S(a)	2,825	159,485
Netcompany Group A/S(a)(c)	3,449	146,911
Novo Nordisk A/S, Class B	164,859	9,007,955
Novozymes A/S, Class B	18,533	873,007
Orsted A/S(c)	17,500	1,535,785
Pandora A/S	9,478	466,284
Ringkjoebing Landbobank A/S	3,582	247,427
Rockwool International A/S, Class B	998	196,154
Royal Unibrew A/S	4,367	358,199
Schouw & Co. A/S	2,197	157,566

Security	Shares	Value

Denmark (continued)
SimCorp A/S	4,550	$406,711
Topdanmark A/S	5,448	244,101
Tryg A/S	4,436	123,958
Vestas Wind Systems A/S	17,865	1,458,955

		27,348,531

Finland — 1.0%
Cargotec OYJ, Class B	5,004	175,297
Citycon OYJ	11,845	124,088
Elisa OYJ	12,055	658,606
Fortum OYJ	40,523	989,636
Huhtamaki OYJ	9,479	438,873
Kemira OYJ	11,139	180,816
Kesko OYJ, Class B	5,908	393,367
Kone OYJ, Class B	30,664	1,951,356
Konecranes OYJ	7,388	227,903
Metsa Board OYJ	34,418	227,895
Metso OYJ	9,668	365,433
Neste OYJ	40,894	1,476,374
Nokia OYJ	539,886	1,983,754
Nokian Renkaat OYJ	12,672	361,921
Nordea Bank Abp	298,933	2,191,507
Nordea Bank Abp, New	2,906	21,255
Orion OYJ, Class B	9,621	426,556
Outokumpu OYJ(b)	52,196	147,852
Sampo OYJ, Class A	39,646	1,625,050
Stora Enso OYJ, Class R	65,153	844,998
Tieto OYJ(b)	6,798	193,397
UPM-Kymmene OYJ	50,880	1,654,112
Uponor OYJ	15,709	205,226
Valmet OYJ	10,672	238,601
YIT OYJ	22,118	132,757

		17,236,630

France — 9.2%
ABC arbitrage	60,749	454,090
Accor SA	17,274	742,348
Aeroports de Paris	2,720	517,091
Air France-KLM(a)	16,212	193,078
Air Liquide SA	42,231	5,611,401
Airbus SE	54,427	7,797,857
ALD SA(c)	11,900	168,608
Alstom SA	15,956	689,801
Alten SA	2,407	264,375
Altran Technologies SA	23,154	367,586
Amundi SA(c)	5,473	390,781
APERAM SA	7,298	186,126
Arkema SA	6,767	691,846
Atos SE	9,561	740,485
AXA SA	180,274	4,763,593
BioMerieux	4,821	394,517
BNP Paribas SA	104,873	5,476,846
Bollore SA	90,961	393,745
Bouygues SA	20,749	879,648
Bureau Veritas SA	27,636	705,747
Capgemini SE	15,598	1,756,724
Carrefour SA	55,850	950,525
Casino Guichard Perrachon SA(b)	6,137	331,177
CGG SA(a)	73,931	171,726
Cie. de Saint-Gobain	46,613	1,896,579
Cie. Generale des Etablissements Michelin SCA	16,427	1,999,453

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Cie. Plastic Omnium SA	7,551	$206,395
CNP Assurances	16,194	321,228
Coface SA(a)	12,509	136,766
Covivio	4,233	479,339
Credit Agricole SA	114,404	1,491,414
Danone SA	56,237	4,665,409
Dassault Aviation SA	275	381,971
Dassault Systemes SE	13,012	1,975,017
Edenred	23,694	1,247,695
Eiffage SA	7,755	833,348
Electricite de France SA	58,590	604,766
Elior Group SA(c)	12,350	159,690
Elis SA	19,538	373,393
Engie SA	169,091	2,828,754
EssilorLuxottica SA	27,000	4,120,767
Eurazeo SE	3,585	249,975
Eurofins Scientific SE(b)	1,172	593,886
Eutelsat Communications SA	18,310	347,269
Faurecia SE	7,467	348,051
Fnac Darty SA(a)	2,194	126,915
Gaztransport Et Technigaz SA	2,367	215,617
Gecina SA	3,918	672,278
Getlink SE	41,043	687,303
Hermes International	2,976	2,141,514
ICADE	1,859	182,097
Imerys SA	5,194	200,612
Ingenico Group SA	6,578	702,612
Ipsen SA	3,732	397,625
IPSOS	5,626	169,470
JCDecaux SA	11,855	324,038
Kering SA	7,116	4,050,462
Klepierre SA	19,049	709,605
Korian SA	5,568	236,054
Lagardere SCA	9,996	223,264
Legrand SA	25,552	1,994,927
L’Oreal SA	23,018	6,723,036
LVMH Moet Hennessy Louis Vuitton SE	25,823	11,019,613
Maisons du Monde SA(c)	11,738	162,253
Nexans SA	4,645	188,839
Nexity SA	4,296	222,292
Orange SA	185,366	2,986,245
Orpea	4,541	546,640
Pernod Ricard SA	19,530	3,606,022
Peugeot SA	57,231	1,449,390
Publicis Groupe SA	19,114	822,061
Remy Cointreau SA	2,258	302,045
Renault SA	19,369	988,829
Rexel SA	24,325	301,234
Rubis SCA	8,827	511,596
Safran SA	31,145	4,928,853
Sanofi	103,521	9,542,053
Sartorius Stedim Biotech	2,469	369,659
Schneider Electric SE	50,718	4,711,148
SCOR SE	15,595	657,318
SEB SA	2,261	343,310
SES SA	36,046	698,530
Societe BIC SA	2,770	192,374
Societe Generale SA	76,072	2,159,936
Sodexo SA(b)	8,215	903,676
SOITEC(a)	2,821	310,476

Security	Shares	Value

France (continued)
Sopra Steria Group	1,732	$237,480
SPIE SA	15,372	324,131
STMicroelectronics NV	70,620	1,602,532
Suez	34,304	534,841
Teleperformance	5,854	1,327,103
Thales SA	9,631	941,677
TOTAL SA	219,797	11,558,287
Ubisoft Entertainment SA(a)	8,189	483,663
Unibail-Rodamco-Westfield	11,400	1,763,408
Unibail-Rodamco-Westfield, New	1,874	289,880
Valeo SA	24,342	905,420
Vallourec SA(a)(b)	38,238	92,701
Veolia Environnement SA	48,383	1,272,274
Vinci SA	46,742	5,246,062
Vivendi SA	88,261	2,457,772
Wendel SA	2,453	347,560
Worldline SA/France(a)(c)	7,887	479,113

		157,446,611

Germany — 7.2%
1&1 Drillisch AG	6,677	178,632
Aareal Bank AG	4,608	154,844
adidas AG	16,905	5,221,411
ADO Properties SA(c)	3,089	125,788
AIXTRON SE(a)	12,684	115,754
Allianz SE, Registered	38,666	9,447,166
Amadeus Fire AG	2,573	324,948
Aroundtown SA	77,239	651,975
AURELIUS Equity Opportunities SE & Co. KGaA	3,915	161,171
Aurubis AG	6,783	332,892
Axel Springer SE(a)	5,504	383,784
BASF SE	84,477	6,430,460
Bayer AG, Registered	87,430	6,786,926
Bayerische Motoren Werke AG	32,003	2,453,233
Bechtle AG	2,409	261,101
Beiersdorf AG	9,240	1,094,259
Brenntag AG	14,612	733,585
CANCOM SE	4,659	248,664
Carl Zeiss Meditec AG, Bearer	3,822	416,808
CECONOMY AG(a)	23,433	118,297
Commerzbank AG	114,063	682,466
CompuGroup Medical SE	2,453	157,086
Continental AG	10,866	1,453,264
Covestro AG(c)	17,130	822,733
CTS Eventim AG & Co. KGaA	5,605	339,237
Daimler AG, Registered	84,420	4,936,143
Delivery Hero SE(a)(c)	11,502	539,338
Deutsche Bank AG, Registered	195,654	1,417,520
Deutsche Boerse AG	17,837	2,765,085
Deutsche EuroShop AG	9,021	269,924
Deutsche Pfandbriefbank AG(c)	23,619	322,794
Deutsche Post AG, Registered	93,588	3,315,065
Deutsche Telekom AG, Registered	309,343	5,441,832
Deutsche Wohnen SE	33,342	1,254,317
Duerr AG	6,149	181,382
E.ON SE	207,227	2,089,290
Encavis AG	22,280	220,976
Evonik Industries AG	19,168	505,750
Evotec SE(a)	13,404	306,411
Fraport AG Frankfurt Airport Services Worldwide	2,873	240,203
Freenet AG	15,555	345,257

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Fresenius Medical Care AG & Co. KGaA	21,411	$1,549,801
Fresenius SE & Co. KGaA	40,945	2,152,685
GEA Group AG	13,094	400,414
Gerresheimer AG	2,877	231,903
Grand City Properties SA	7,079	165,536
GRENKE AG(b)	3,321	314,376
Hamborner REIT AG	33,596	361,695
Hannover Rueck SE	4,435	785,728
HeidelbergCement AG	13,832	1,028,058
HelloFresh SE(a)	14,521	253,050
Henkel AG & Co. KGaA	10,026	965,869
HOCHTIEF AG	1,985	247,589
HUGO BOSS AG	7,649	321,888
Hypoport AG(a)	475	147,587
Infineon Technologies AG	123,655	2,397,395
Jenoptik AG	8,589	255,848
K+S AG, Registered	25,336	360,676
KION Group AG	7,899	525,050
Knorr-Bremse AG	3,326	335,777
Krones AG(b)	2,172	142,120
LANXESS AG	8,511	553,576
LEG Immobilien AG	5,170	593,518
Merck KGaA	12,575	1,499,733
METRO AG	17,007	277,019
MorphoSys AG(a)	3,322	361,910
MTU Aero Engines AG	4,937	1,318,607
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	12,958	3,599,693
Nemetschek SE	6,125	311,601
Norma Group SE	4,702	172,901
OSRAM Licht AG	9,250	412,791
PATRIZIA AG	6,412	131,411
Pfeiffer Vacuum Technology AG	897	140,404
ProSiebenSat.1 Media SE	27,930	412,560
Puma SE	7,876	592,674
QIAGEN NV(a)	21,693	651,271
Rational AG	217	165,231
Rheinmetall AG	4,340	522,201
RIB Software SE	5,975	154,785
Rocket Internet SE(a)(c)	13,247	352,036
RTL Group SA	5,866	298,163
RWE AG	55,088	1,679,673
SAP SE	91,256	12,095,005
Scout24 AG(c)	10,281	636,012
Siemens AG, Registered	70,694	8,153,560
Siemens Healthineers AG(c)	14,320	608,610
Sixt SE	2,269	221,752
Software AG	8,276	263,144
Stroeer SE & Co. KGaA	3,645	293,605
Suedzucker AG	7,226	104,157
Symrise AG	12,077	1,162,512
TAG Immobilien AG	5,387	130,898
Telefonica Deutschland Holding AG	124,224	394,290
thyssenkrupp AG	39,810	568,278
TLG Immobilien AG	8,895	260,497
TUI AG	47,336	618,653
Uniper SE	19,927	621,150
United Internet AG, Registered(d)	11,560	348,346
Varta AG(a)	1,621	183,017
Volkswagen AG	3,806	721,424

Security	Shares	Value

Germany (continued)
Vonovia SE	48,193	$2,565,202
Wirecard AG	11,243	1,424,287
Zalando SE(a)(c)	14,192	615,124

		122,382,097

Hong Kong — 3.0%
AIA Group Ltd.	1,123,000	11,240,460
ASM Pacific Technology Ltd.	33,300	466,082
Bank of East Asia Ltd. (The)	143,000	344,833
BeiGene Ltd., ADR(a)	3,752	519,052
BOC Hong Kong Holdings Ltd.	356,000	1,226,380
Budweiser Brewing Co. APAC Ltd.(a)(c)	110,800	405,019
Cafe de Coral Holdings Ltd.	40,000	109,216
Champion REIT	169,000	112,125
CK Asset Holdings Ltd.	243,500	1,699,408
CK Hutchison Holdings Ltd.	245,000	2,266,290
CK Infrastructure Holdings Ltd.	61,500	442,946
CLP Holdings Ltd.	145,500	1,510,191
Dah Sing Financial Holdings Ltd.	46,400	172,867
Dairy Farm International Holdings Ltd.	40,400	243,612
Galaxy Entertainment Group Ltd.	208,000	1,437,054
Haitong International Securities Group Ltd.	521,000	151,560
Hang Lung Group Ltd.	131,000	328,599
Hang Lung Properties Ltd.	207,000	455,851
Hang Seng Bank Ltd.	71,000	1,483,828
Health and Happiness H&H International Holdings Ltd.	27,000	107,136
Henderson Land Development Co. Ltd.	124,572	623,837
HK Electric Investments & HK Electric Investments Ltd.	200,000	199,548
HKBN Ltd.	86,000	153,616
HKT Trust & HKT Ltd.	429,000	667,772
Hong Kong & China Gas Co. Ltd.	938,193	1,821,873
Hong Kong Exchanges & Clearing Ltd.	101,800	3,182,184
Hongkong Land Holdings Ltd.	114,500	629,750
Hysan Development Co. Ltd.	63,000	248,778
Jardine Matheson Holdings Ltd.	20,200	1,153,824
Jardine Strategic Holdings Ltd.	22,500	727,425
Kerry Properties Ltd.	68,500	221,991
Li & Fung Ltd.	1,722,000	188,948
Link REIT	185,000	2,016,950
Luk Fook Holdings International Ltd.	50,000	133,011
Man Wah Holdings Ltd.	134,800	92,014
Melco International Development Ltd.	91,000	242,080
Melco Resorts & Entertainment Ltd., ADR	22,661	488,118
MGM China Holdings Ltd.	110,800	176,145
Minth Group Ltd.(b)	84,000	297,945
MTR Corp. Ltd.	128,500	737,780
New World Development Co. Ltd.	568,000	814,566
NWS Holdings Ltd.	182,000	271,222
Pacific Basin Shipping Ltd.	663,000	153,956
PCCW Ltd.	684,000	406,681
Power Assets Holdings Ltd.	119,000	849,490
Sands China Ltd.	229,600	1,135,154
Sino Land Co. Ltd.	284,000	425,400
SITC International Holdings Co. Ltd.	153,000	168,857
SJM Holdings Ltd.	211,000	226,138
Sun Hung Kai Properties Ltd.	143,500	2,176,933
Swire Pacific Ltd., Class A	47,000	447,950
Swire Properties Ltd.	108,600	342,246
Techtronic Industries Co. Ltd.	138,500	1,086,767
Vitasoy International Holdings Ltd.	66,000	268,625
VTech Holdings Ltd.	19,400	170,295

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
WH Group Ltd.(c)	931,000	$988,290
Wharf Holdings Ltd. (The)	121,000	275,109
Wharf Real Estate Investment Co. Ltd.	109,000	642,510
Wheelock & Co. Ltd.	68,000	421,221
Wynn Macau Ltd.	161,600	352,160
Xinyi Glass Holdings Ltd.(b)	254,000	286,158
Yue Yuen Industrial Holdings Ltd.	92,500	260,823

		50,896,649

Ireland — 0.5%
CRH PLC(a)	80,813	2,946,398
Flutter Entertainment PLC	7,814	807,433
Grafton Group PLC	24,546	248,065
Kerry Group PLC, Class A	16,776	2,028,831
Kingspan Group PLC	16,677	864,421
Smurfit Kappa Group PLC	24,556	819,138
UDG Healthcare PLC	28,693	287,005

		8,001,291

Israel — 0.7%
Airport City Ltd.(a)	9,891	186,673
Alony Hetz Properties & Investments Ltd.	20,403	294,445
Amot Investments Ltd.	25,913	182,385
Azrieli Group Ltd.	4,216	324,855
Bank Hapoalim BM	102,077	816,662
Bank Leumi Le-Israel BM	138,765	1,010,546
Bayside Land Corp.	267	179,210
Bezeq The Israeli Telecommunication Corp. Ltd.	177,196	116,972
Check Point Software Technologies Ltd.(a)	10,573	1,188,511
CyberArk Software Ltd.(a)(b)	3,876	393,724
Elbit Systems Ltd.	2,505	410,562
First International Bank of Israel Ltd.	10,096	277,160
Gazit-Globe Ltd.	16,089	162,235
Harel Insurance Investments & Financial Services Ltd.	21,484	171,638
Israel Chemicals Ltd.	60,231	267,518
Israel Discount Bank Ltd., Class A	120,072	548,640
Jerusalem Economy Ltd.(a)	41,925	178,954
Kornit Digital Ltd.(a)(b)	6,116	207,883
Mehadrin Ltd.(a)	0	1
Melisron Ltd.	2,051	124,217
Mizrahi Tefahot Bank Ltd.	13,605	337,466
Nice Ltd.(a)	6,281	993,252
Nova Measuring Instruments Ltd.(a)	5,441	182,677
Paz Oil Co. Ltd.	1,270	194,597
Phoenix Holdings Ltd. (The)	25,858	157,560
Radware Ltd.(a)	5,928	133,736
REIT 1 Ltd.	29,535	186,922
Shufersal Ltd.	25,808	174,395
Strauss Group Ltd.	5,960	180,480
Teva Pharmaceutical Industries Ltd., ADR(a)	112,254	914,870
Tower Semiconductor Ltd.(a)	10,419	229,756
Wix.com Ltd.(a)(b)	4,795	585,326

		11,313,828

Italy — 2.3%
A2A SpA	96,841	194,365
ACEA SpA	6,241	124,216
Amplifon SpA	11,277	283,328
Anima Holding SpA(c)	46,508	201,735
Ascopiave SpA	48,700	202,659
Assicurazioni Generali SpA	90,651	1,838,126
ASTM SpA	4,136	130,401

Security	Shares	Value

Italy (continued)
Atlantia SpA	48,800	$1,205,385
Autogrill SpA	12,504	123,528
Azimut Holding SpA	11,175	229,649
Banca Farmafactoring SpA(c)	58,381	353,671
Banca Generali SpA	7,173	233,995
Banca Popolare di Sondrio SCPA	203,075	405,770
Banco BPM SpA(a)	157,687	358,356
BPER Banca	50,539	225,930
Brunello Cucinelli SpA	3,426	107,328
Buzzi Unicem SpA	8,997	217,212
Cerved Group SpA	20,000	194,569
CNH Industrial NV	104,015	1,131,201
Davide Campari-Milano SpA	51,557	472,523
De’ Longhi SpA	6,743	124,127
DiaSorin SpA	1,508	169,923
Enav SpA(c)	23,141	134,766
Enel SpA	750,172	5,808,293
Eni SpA	236,160	3,575,316
ERG SpA	5,256	111,237
Ferrari NV	11,857	1,897,595
Fiat Chrysler Automobiles NV	104,010	1,616,189
FinecoBank Banca Fineco SpA	53,582	603,766
Freni Brembo SpA(b)	30,931	329,036
Hera SpA	72,431	310,140
IMA Industria Macchine Automatiche SpA	1,725	117,394
Infrastrutture Wireless Italiane SpA(c)	15,673	160,867
Interpump Group SpA	7,376	202,105
Intesa Sanpaolo SpA	1,442,999	3,615,796
Iren SpA	56,779	176,227
Italgas SpA	25,135	161,746
Leonardo SpA	28,245	328,035
Mediaset SpA(a)(b)	46,617	139,434
Mediobanca Banca di Credito Finanziario SpA	58,151	690,932
Moncler SpA	16,870	650,078
Pirelli & C SpA(c)	44,243	255,782
Poste Italiane SpA(c)	46,551	565,049
Prysmian SpA	26,921	622,013
Recordati SpA	9,547	401,228
Reply SpA	4,066	264,916
Saipem SpA(a)(b)	67,486	305,681
Salvatore Ferragamo SpA	6,340	118,477
Snam SpA	165,615	849,935
Societa Cattolica di Assicurazioni SC	21,985	191,683
Societa Iniziative Autostradali e Servizi SpA	6,018	104,000
Tamburi Investment Partners SpA	27,374	195,760
Technogym SpA(c)	11,349	125,096
Telecom Italia SpA/Milano(a)	874,164	511,720
Telecom Italia SpA/Milano, NVS	600,510	347,575
Tenaris SA	51,365	518,843
Terna Rete Elettrica Nazionale SpA	128,264	847,711
UniCredit SpA	201,693	2,558,015
Unione di Banche Italiane SpA	109,157	332,097
Unipol Gruppo SpA	66,189	369,145

		38,641,675

Japan — 23.0%
ABC-Mart Inc.	3,100	212,775
Acom Co. Ltd.	45,900	185,545
Activia Properties Inc.	57	300,541
ADEKA Corp.	10,200	147,568
Advance Residence Investment Corp.	115	381,897

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Advantest Corp.	20,300	$928,574
Aeon Co. Ltd.	62,300	1,259,197
AEON Financial Service Co. Ltd.	15,900	244,152
Aeon Mall Co. Ltd.	11,400	183,066
AEON REIT Investment Corp.	162	232,874
AGC Inc./Japan	16,200	573,942
Aica Kogyo Co. Ltd.	5,800	185,903
Ain Holdings Inc.	2,700	154,849
Air Water Inc.	15,900	300,336
Aisin Seiki Co. Ltd.	15,100	609,000
Ajinomoto Co. Inc.	38,700	737,271
Alfresa Holdings Corp.	17,700	398,191
Alps Alpine Co. Ltd.	21,300	461,840
Amada Holdings Co. Ltd.	32,100	369,088
Amano Corp.	5,700	169,779
ANA Holdings Inc.	7,300	251,335
AnGes Inc.(a)(b)	12,600	82,520
Anritsu Corp.(b)	11,800	227,148
Aoyama Trading Co. Ltd.	26,100	461,135
Aozora Bank Ltd.	12,000	309,810
Arcs Co. Ltd.	7,900	160,039
Ariake Japan Co. Ltd.	2,000	155,774
As One Corp.	2,400	201,360
Asahi Group Holdings Ltd.	33,400	1,677,647
Asahi Intecc Co. Ltd.	16,900	467,425
Asahi Kasei Corp.	117,300	1,314,546
Asics Corp.(b)	14,900	257,464
Astellas Pharma Inc.	179,000	3,077,300
Autobacs Seven Co. Ltd.	10,400	172,395
Azbil Corp.	10,400	291,013
Bandai Namco Holdings Inc.	17,300	1,067,077
Bank of Kyoto Ltd. (The)	10,800	433,578
Benefit One Inc.	8,100	165,139
Benesse Holdings Inc.	11,500	309,241
Bic Camera Inc.	16,000	175,533
Bridgestone Corp.	52,500	2,196,545
Brother Industries Ltd.	24,900	473,331
Calbee Inc.	7,500	251,145
Canon Inc.	89,800	2,460,456
Canon Marketing Japan Inc.	6,400	136,519
Capcom Co. Ltd.	13,400	318,189
Casio Computer Co. Ltd.	17,500	285,718
Central Japan Railway Co.	12,900	2,660,427
Chiba Bank Ltd. (The)	66,000	363,258
Chubu Electric Power Co. Inc.	60,900	915,711
Chugai Pharmaceutical Co. Ltd.	21,200	1,794,367
Chugoku Bank Ltd. (The)	47,700	471,683
Chugoku Electric Power Co. Inc. (The)	29,300	390,558
Citizen Watch Co. Ltd.	39,900	213,701
Coca-Cola Bottlers Japan Holdings Inc.	14,500	330,896
cocokara fine Inc.	2,200	121,900
COLOPL Inc.(a)(b)	5,300	69,078
Colowide Co. Ltd.	8,900	173,546
Comforia Residential REIT Inc.	68	221,414
COMSYS Holdings Corp.	11,400	338,504
Concordia Financial Group Ltd.	111,400	459,594
Cosmo Energy Holdings Co. Ltd.	7,000	151,390
Cosmos Pharmaceutical Corp.	1,100	227,214
Credit Saison Co. Ltd.	20,200	294,858
CyberAgent Inc.	9,100	297,146

Security	Shares	Value

Japan (continued)
CYBERDYNE Inc.(a)(b)	11,700	$75,543
Dai Nippon Printing Co. Ltd.	25,100	675,184
Daicel Corp.	33,100	298,835
Daido Steel Co. Ltd.	3,900	172,083
Daifuku Co. Ltd.	8,800	472,948
Daiichi Jitsugyo Co. Ltd.	12,200	395,551
Dai-ichi Life Holdings Inc.	106,300	1,755,688
Daiichi Sankyo Co. Ltd.	51,900	3,427,834
Daiichikosho Co. Ltd.	4,100	195,699
Daikin Industries Ltd.	22,900	3,226,187
Daiseki Co. Ltd.	6,300	185,028
Daishi Hokuetsu Financial Group Inc.	10,100	258,888
Daito Trust Construction Co. Ltd.	6,300	837,436
Daiwa House Industry Co. Ltd.	51,800	1,789,677
Daiwa House REIT Investment Corp.	164	477,110
Daiwa Office Investment Corp.	22	175,219
Daiwa Securities Group Inc.	155,300	703,487
DCM Holdings Co. Ltd.	18,300	181,637
DeNA Co. Ltd.	12,800	218,691
Denka Co. Ltd.	11,800	344,378
Denso Corp.	37,400	1,751,249
Dentsu Inc.	20,200	726,867
DIC Corp.	12,300	356,126
Digital Garage Inc.	4,500	149,022
Disco Corp.	2,400	530,151
DMG Mori Co. Ltd.	13,500	221,659
Dowa Holdings Co. Ltd.	5,900	205,208
Duskin Co. Ltd.	6,800	181,723
Earth Corp.	3,100	164,312
East Japan Railway Co.	28,000	2,550,964
Ebara Corp.	11,700	350,659
EDION Corp.	14,400	143,594
Eisai Co. Ltd.	23,500	1,714,486
Electric Power Development Co. Ltd.	15,500	377,661
en-japan Inc.	3,600	154,183
Ezaki Glico Co. Ltd.	6,300	293,132
FamilyMart Co. Ltd.	23,800	593,541
Fancl Corp.	8,400	238,934
FANUC Corp.	17,300	3,456,639
Fast Retailing Co. Ltd.	5,200	3,225,198
FP Corp.	2,200	137,366
Frontier Real Estate Investment Corp.	41	182,993
Fuji Electric Co. Ltd.	11,200	359,502
Fuji Kyuko Co. Ltd.	3,100	124,310
Fuji Oil Holdings Inc.	4,900	147,764
Fuji Seal International Inc.	4,800	119,883
Fuji Soft Inc.	3,200	140,456
FUJIFILM Holdings Corp.	33,500	1,481,245
Fujikura Ltd.	49,500	232,149
Fujitsu General Ltd.	7,800	141,851
Fujitsu Ltd.	17,400	1,548,544
Fukuoka Financial Group Inc.	18,000	351,325
Fukuoka REIT Corp.	108	185,120
Fukuyama Transporting Co. Ltd.	4,300	155,724
Furukawa Electric Co. Ltd.	7,000	198,141
Fuyo General Lease Co. Ltd.	2,300	151,057
Global One Real Estate Investment Corp.	139	188,239
Glory Ltd.	5,800	171,685
GLP J-REIT	287	373,800
GMO Internet Inc.	7,500	127,515

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
GMO Payment Gateway Inc.(b)	3,600	$266,075
GNI Group Ltd.(a)	4,600	72,592
Goldwin Inc.	2,000	153,739
GS Yuasa Corp.	10,900	200,446
GungHo Online Entertainment Inc.	3,800	82,675
Gunma Bank Ltd. (The)	117,500	399,981
H2O Retailing Corp.	14,200	162,222
Hachijuni Bank Ltd. (The)	95,700	416,068
Hakuhodo DY Holdings Inc.	21,900	329,802
Hamamatsu Photonics KK	12,400	485,195
Hankyu Hanshin Holdings Inc.	21,100	849,036
Hankyu Hanshin REIT Inc.	107	182,020
Hanwa Co. Ltd.	5,800	170,344
Harmonic Drive Systems Inc.(b)	3,900	182,545
Haseko Corp.	29,100	378,202
Hazama Ando Corp.	23,200	180,698
Heiwa Corp.	7,700	158,979
Heiwa Real Estate REIT Inc.	110	145,303
Heiwado Co. Ltd.	13,700	255,231
Hikari Tsushin Inc.	1,900	418,649
Hino Motors Ltd.	33,200	316,936
Hirose Electric Co. Ltd.	2,705	343,552
Hiroshima Bank Ltd. (The)	110,300	569,330
Hisamitsu Pharmaceutical Co. Inc.	7,600	356,431
Hitachi Capital Corp.	9,200	207,565
Hitachi Chemical Co. Ltd.	9,100	301,776
Hitachi Construction Machinery Co. Ltd.	9,500	248,166
Hitachi High-Technologies Corp.	6,000	375,191
Hitachi Ltd.	89,800	3,380,012
Hitachi Metals Ltd.	18,800	237,902
Hitachi Transport System Ltd.	4,600	131,271
Hokkaido Electric Power Co. Inc.	24,500	128,727
Hokuhoku Financial Group Inc.	29,700	293,689
Hokuriku Electric Power Co.(a)	34,700	248,121
Honda Motor Co. Ltd.	150,700	4,101,192
Horiba Ltd.	3,900	266,241
Hoshino Resorts REIT Inc.	39	212,849
Hoshizaki Corp.	4,900	418,815
House Foods Group Inc.	8,600	327,358
Hoya Corp.	34,700	3,082,412
Hulic Co. Ltd.	23,300	254,542
Hulic Reit Inc.	125	238,426
Ibiden Co. Ltd.	10,900	252,473
Ichibanya Co. Ltd.	3,100	145,386
Ichigo Inc.	31,500	126,169
Ichigo Office REIT Investment	159	163,405
Idemitsu Kosan Co. Ltd.	18,500	548,471
IHI Corp.	17,300	432,240
Iida Group Holdings Co. Ltd.	13,500	226,280
Inaba Denki Sangyo Co. Ltd.	4,100	190,010
Industrial & Infrastructure Fund Investment Corp.	90	140,946
Infomart Corp.(b)	10,300	156,255
Inpex Corp.	99,100	924,493
Invesco Office J-Reit Inc.	1,084	218,695
Invincible Investment Corp.	494	312,106
Iriso Electronics Co. Ltd.	3,200	160,141
Isetan Mitsukoshi Holdings Ltd.	45,000	361,315
Isuzu Motors Ltd.	52,700	617,892
Ito En Ltd.	5,400	264,243
ITOCHU Corp.	123,100	2,586,005

Security	Shares	Value

Japan (continued)
Itochu Techno-Solutions Corp.	6,500	$175,750
Iwatani Corp.	3,900	135,826
Iyo Bank Ltd. (The)	41,400	220,968
Izumi Co. Ltd.	6,400	241,839
J Front Retailing Co. Ltd.	25,300	324,134
Jafco Co. Ltd.	4,200	159,095
Japan Airlines Co. Ltd.	9,500	296,499
Japan Airport Terminal Co. Ltd.	5,800	289,182
Japan Display Inc.(a)(b)	132,700	78,561
Japan Excellent Inc.	138	237,308
Japan Exchange Group Inc.	47,800	795,451
Japan Hotel REIT Investment Corp.	426	353,473
Japan Lifeline Co. Ltd.	6,800	105,738
Japan Logistics Fund Inc.	86	218,530
Japan Post Bank Co. Ltd.	17,600	176,155
Japan Post Holdings Co. Ltd.	140,100	1,290,778
Japan Prime Realty Investment Corp.	75	360,067
Japan Real Estate Investment Corp.	106	722,649
Japan Rental Housing Investments Inc.	205	196,457
Japan Retail Fund Investment Corp.	232	540,808
Japan Steel Works Ltd. (The)	12,100	259,114
Japan Tobacco Inc.	109,500	2,487,692
JCR Pharmaceuticals Co. Ltd.	1,600	124,028
JFE Holdings Inc.	52,600	665,133
JGC Holdings Corp.	23,100	338,685
JSR Corp.	16,700	316,528
JTEKT Corp.	36,500	470,663
Justsystems Corp.	3,400	140,586
JXTG Holdings Inc.	320,800	1,511,637
Kagome Co. Ltd.	9,300	235,199
Kajima Corp.	41,200	570,142
Kakaku.com Inc.	10,600	247,387
Kaken Pharmaceutical Co. Ltd.	3,700	182,082
Kamigumi Co. Ltd.	13,700	310,992
Kaneka Corp.	7,100	238,735
Kanematsu Corp.	14,400	176,628
Kansai Electric Power Co. Inc. (The)	70,000	818,787
Kansai Paint Co. Ltd.	15,500	376,370
Kao Corp.	45,100	3,647,883
Katitas Co. Ltd.	3,100	134,633
Kawasaki Heavy Industries Ltd.	12,700	308,146
Kawasaki Kisen Kaisha Ltd.(a)	7,900	119,335
KDDI Corp.	164,500	4,563,485
Keihan Holdings Co. Ltd.	9,500	449,933
Keikyu Corp.	22,800	456,823
Keio Corp.	9,200	571,037
Keisei Electric Railway Co. Ltd.	12,300	505,744
Kenedix Inc.	29,000	158,540
Kenedix Office Investment Corp.	42	328,680
Kenedix Residential Next Investment Corp.	103	211,993
Kenedix Retail REIT Corp.	73	200,960
Kewpie Corp.	9,600	218,454
Keyence Corp.	8,200	5,220,147
Kikkoman Corp.	12,700	614,412
Kinden Corp.	35,600	538,421
Kintetsu Group Holdings Co. Ltd.	14,900	814,569
Kirin Holdings Co. Ltd.	76,400	1,628,990
Kissei Pharmaceutical Co. Ltd.	7,900	205,127
KLab Inc.(a)(b)	7,600	68,123
Kobayashi Pharmaceutical Co. Ltd.	4,500	361,732

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kobe Bussan Co. Ltd.	8,000	$237,177
Kobe Steel Ltd.	41,800	227,357
Koei Tecmo Holdings Co. Ltd.	7,200	166,838
Koito Manufacturing Co. Ltd.	10,600	560,862
Kokuyo Co. Ltd.	11,800	174,427
Komatsu Ltd.	87,700	2,075,984
Komeda Holdings Co. Ltd.	10,800	210,495
Konami Holdings Corp.	8,700	383,877
Konica Minolta Inc.	53,100	392,460
Kose Corp.	3,000	535,590
Kotobuki Spirits Co. Ltd.	2,200	151,815
K’s Holdings Corp.	19,000	217,760
Kubota Corp.	97,000	1,554,082
Kumagai Gumi Co. Ltd.	5,300	164,729
Kuraray Co. Ltd.	34,700	416,638
Kureha Corp.	2,500	161,417
Kurita Water Industries Ltd.	10,600	307,886
Kusuri no Aoki Holdings Co. Ltd.	2,000	149,669
Kyocera Corp.	29,600	1,955,536
KYORIN Holdings Inc.	18,600	327,421
Kyoritsu Maintenance Co. Ltd.	3,500	155,728
Kyowa Exeo Corp.	10,600	271,900
Kyowa Kirin Co. Ltd.	21,500	396,966
Kyudenko Corp.	4,900	161,815
Kyushu Electric Power Co. Inc.	43,100	431,379
Kyushu Financial Group Inc.	94,500	385,500
Kyushu Railway Co.	13,400	443,754
LaSalle Logiport REIT	149	221,767
Lasertec Corp.	3,800	275,584
Lawson Inc.	4,400	243,393
Leopalace21 Corp.(a)(b)	33,200	91,211
LINE Corp.(a)(b)	6,100	225,142
Lintec Corp.	9,600	203,447
Lion Corp.	20,900	439,634
LIXIL Group Corp.	25,200	472,274
M3 Inc.	42,000	1,011,683
Mabuchi Motor Co. Ltd.	8,400	343,832
Maeda Corp.	18,700	175,402
Maeda Road Construction Co. Ltd.	10,900	236,139
Makino Milling Machine Co. Ltd.	4,000	201,286
Makita Corp.	22,000	749,919
Mandom Corp.	7,200	201,138
Mani Inc.	7,800	207,293
Marubeni Corp.	150,500	1,066,120
Maruha Nichiro Corp.	5,600	145,718
Marui Group Co. Ltd.	17,300	386,792
Maruichi Steel Tube Ltd.	6,400	176,421
Matsui Securities Co. Ltd.	14,300	118,257
Matsumotokiyoshi Holdings Co. Ltd.	7,500	265,367
Mazda Motor Corp.	48,100	447,162
McDonald’s Holdings Co. Japan Ltd.	5,800	291,328
MCUBS MidCity Investment Corp.	248	287,676
Mebuki Financial Group Inc.	262,400	672,354
Medipal Holdings Corp.	16,800	385,714
Megmilk Snow Brand Co. Ltd.	6,300	152,102
MEIJI Holdings Co. Ltd.	9,700	701,670
Meitec Corp.	3,500	183,572
Menicon Co. Ltd.	3,500	124,485
Mercari Inc.(a)(b)	11,900	269,802
Milbon Co. Ltd.	3,000	165,395

Security	Shares	Value

Japan (continued)
MINEBEA MITSUMI Inc.	34,200	$658,027
Miraca Holdings Inc.	5,800	137,670
Mirai Corp.	256	150,372
Mirait Holdings Corp.	11,700	188,858
MISUMI Group Inc.	27,100	687,872
Mitsubishi Chemical Holdings Corp.	125,400	963,482
Mitsubishi Corp.	124,100	3,172,956
Mitsubishi Electric Corp.	171,100	2,463,504
Mitsubishi Estate Co. Ltd.	107,900	2,103,504
Mitsubishi Gas Chemical Co. Inc.	28,100	401,076
Mitsubishi Heavy Industries Ltd.	27,600	1,123,863
Mitsubishi Logistics Corp.	7,100	181,400
Mitsubishi Materials Corp.	9,800	283,743
Mitsubishi Tanabe Pharma Corp.	30,600	368,542
Mitsubishi UFJ Financial Group Inc.	1,146,000	6,040,339
Mitsubishi UFJ Lease & Finance Co. Ltd.	49,700	307,565
Mitsui & Co. Ltd.	150,400	2,598,141
Mitsui Chemicals Inc.	13,700	329,875
Mitsui Fudosan Co. Ltd.	77,800	2,001,404
Mitsui Fudosan Logistics Park Inc.	46	191,693
Mitsui Mining & Smelting Co. Ltd.	7,600	215,476
Mitsui OSK Lines Ltd.	11,400	313,828
Miura Co. Ltd.	7,400	225,207
Mixi Inc.	5,300	102,808
Mizuho Financial Group Inc.	2,224,300	3,473,122
Mochida Pharmaceutical Co. Ltd.	3,800	152,555
MonotaRO Co. Ltd.	10,800	330,179
Mori Hills REIT Investment Corp.	151	249,467
Mori Trust Sogo REIT Inc.	97	176,315
Morinaga & Co. Ltd./Japan	5,500	272,189
Morinaga Milk Industry Co. Ltd.	4,600	178,928
MS&AD Insurance Group Holdings Inc.	42,600	1,382,761
Murata Manufacturing Co. Ltd.	51,900	2,814,761
Nabtesco Corp.	10,700	346,422
Nagase & Co. Ltd.	11,600	177,372
Nagoya Railroad Co. Ltd.	17,800	568,059
Nakanishi Inc.	6,600	110,259
Nankai Electric Railway Co. Ltd.	11,100	289,963
NEC Corp.	21,800	867,120
NET One Systems Co. Ltd.	7,900	214,993
Nexon Co. Ltd.(a)	49,500	574,650
NGK Insulators Ltd.	24,300	376,284
NGK Spark Plug Co. Ltd.	15,500	317,871
NH Foods Ltd.	7,000	294,297
NHK Spring Co. Ltd.	38,300	316,377
Nichias Corp.	9,100	193,861
Nichirei Corp.	9,600	220,674
Nidec Corp.	21,200	3,154,359
Nifco Inc./Japan	13,900	370,307
Nihon Kohden Corp.	8,300	249,142
Nihon M&A Center Inc.	12,800	391,915
Nihon Parkerizing Co. Ltd.	14,800	175,648
Nihon Unisys Ltd.	5,800	192,341
Nikkon Holdings Co. Ltd.	12,600	309,099
Nikon Corp.	34,700	446,168
Nintendo Co. Ltd.	9,800	3,501,004
Nippon Accommodations Fund Inc.	39	245,317
Nippon Building Fund Inc.	119	902,641
Nippon Electric Glass Co. Ltd.	13,100	297,978
Nippon Express Co. Ltd.	7,600	436,576

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Flour Mills Co. Ltd.	12,400	$200,157
Nippon Gas Co. Ltd.	4,200	119,467
Nippon Kayaku Co. Ltd.	14,300	175,005
Nippon Light Metal Holdings Co. Ltd.	67,100	131,587
Nippon Paint Holdings Co. Ltd.	12,900	710,004
Nippon Paper Industries Co. Ltd.	9,800	169,792
Nippon Prologis REIT Inc.	181	505,638
NIPPON REIT Investment Corp.	52	225,595
Nippon Shinyaku Co. Ltd.	4,200	380,741
Nippon Shokubai Co. Ltd.	2,600	161,621
Nippon Steel Corp.	72,700	1,070,275
Nippon Suisan Kaisha Ltd.	29,900	171,758
Nippon Telegraph & Telephone Corp.	57,500	2,859,442
Nippon Yusen KK	15,300	277,822
Nipro Corp.	17,000	200,028
Nishimatsu Construction Co. Ltd.	12,700	266,558
Nishi-Nippon Financial Holdings Inc.	30,400	227,779
Nishi-Nippon Railroad Co. Ltd.	10,100	235,344
Nissan Chemical Corp.	10,500	435,132
Nissan Motor Co. Ltd.	205,800	1,312,414
Nisshin Oillio Group Ltd. (The)	5,500	193,585
Nisshin Seifun Group Inc.	17,200	342,075
Nisshinbo Holdings Inc.	20,400	171,722
Nissin Foods Holdings Co. Ltd.	5,400	409,602
Nitori Holdings Co. Ltd.	6,800	1,038,509
Nitto Denko Corp.	13,900	776,615
NOF Corp.	6,300	215,041
NOK Corp.	11,500	182,119
Nomura Co. Ltd.	9,600	119,528
Nomura Holdings Inc.	335,300	1,536,229
Nomura Real Estate Holdings Inc.	10,300	245,245
Nomura Real Estate Master Fund Inc.	323	616,988
Nomura Research Institute Ltd.	30,100	643,459
NS Solutions Corp.	3,900	133,662
NSD Co. Ltd.	5,000	154,711
NSK Ltd.	43,700	410,704
NTN Corp.	112,300	352,155
NTT Data Corp.	55,000	728,551
NTT DOCOMO Inc.	122,900	3,382,152
Obayashi Corp.	55,600	576,033
Obic Co. Ltd.	5,600	707,090
Odakyu Electric Railway Co. Ltd.	27,300	667,443
Ogaki Kyoritsu Bank Ltd. (The)	8,700	211,575
Oji Holdings Corp.	85,700	447,902
Oki Electric Industry Co. Ltd.	12,800	172,159
OKUMA Corp.	3,400	205,689
Olympus Corp.	111,100	1,521,003
Omron Corp.	17,200	1,018,269
Ono Pharmaceutical Co. Ltd.	35,800	677,884
Open House Co. Ltd.	7,000	180,075
Oracle Corp. Japan	3,500	310,161
Organo Corp.	5,200	285,722
Oriental Land Co. Ltd./Japan(b)	17,300	2,542,070
ORIX Corp.	120,100	1,895,848
Orix JREIT Inc.	249	562,930
Osaka Gas Co. Ltd.	33,500	657,884
OSG Corp.	10,000	216,179
OSJB Holdings Corp.(b)	81,300	199,292
Otsuka Corp.	9,200	373,600
Otsuka Holdings Co. Ltd.	36,300	1,523,791

Security	Shares	Value

Japan (continued)
Outsourcing Inc.	13,100	$142,506
PALTAC Corp.	3,200	155,700
Pan Pacific International Holdings Corp.	41,000	647,398
Panasonic Corp.	213,500	1,810,815
Park24 Co. Ltd.	10,700	253,284
Penta-Ocean Construction Co. Ltd.	34,900	215,330
PeptiDream Inc.(a)	8,900	449,507
Persol Holdings Co. Ltd.	15,600	301,596
Pigeon Corp.	10,700	526,562
Pilot Corp.	6,200	254,068
Pola Orbis Holdings Inc.	11,300	257,348
Premier Investment Corp.	145	217,423
Rakuten Inc.	78,500	753,739
Recruit Holdings Co. Ltd.	126,400	4,222,103
Relo Group Inc.	10,200	251,450
Renesas Electronics Corp.(a)	74,400	509,283
Rengo Co. Ltd.	18,400	134,462
Resona Holdings Inc.	212,700	934,774
Resorttrust Inc.	9,100	145,964
Ricoh Co. Ltd.	68,800	617,326
Rinnai Corp.	5,000	369,548
Rohm Co. Ltd.	8,300	664,891
Rohto Pharmaceutical Co. Ltd.	9,500	287,799
Roland DG Corp.	8,300	164,150
Round One Corp.	7,300	94,605
Ryohin Keikaku Co. Ltd.	22,500	504,718
Sakata Seed Corp.	5,200	172,684
San-A Co. Ltd.	3,800	180,676
SanBio Co. Ltd.(a)	2,400	97,905
Sangetsu Corp.	9,300	177,045
Sankyo Co. Ltd.	4,900	172,013
Sankyu Inc.	3,800	194,737
Sanrio Co. Ltd.	6,900	139,206
Santen Pharmaceutical Co. Ltd.	34,100	607,211
Sanwa Holdings Corp.	18,900	222,908
Sapporo Holdings Ltd.	7,400	186,669
Sawai Pharmaceutical Co. Ltd.	3,800	214,773
SBI Holdings Inc./Japan	23,100	506,424
SCREEN Holdings Co. Ltd.	4,100	287,859
SCSK Corp.	4,800	245,983
Secom Co. Ltd.	17,700	1,647,939
Sega Sammy Holdings Inc.	21,000	296,823
Seibu Holdings Inc.	18,200	322,063
Seiko Epson Corp.	25,100	357,095
Seino Holdings Co. Ltd.	17,900	231,315
Sekisui Chemical Co. Ltd.	32,800	576,173
Sekisui House Ltd.	61,100	1,323,678
Sekisui House Reit Inc.	362	334,525
Seria Co. Ltd.	5,400	136,168
Seven & i Holdings Co. Ltd.	69,500	2,635,863
Seven Bank Ltd.	69,700	203,094
SG Holdings Co. Ltd.	10,900	271,126
Sharp Corp./Japan(b)	19,300	224,769
Shiga Bank Ltd. (The)	9,600	233,551
Shikoku Electric Power Co. Inc.	26,500	263,517
Shimachu Co. Ltd.	6,600	179,736
Shimadzu Corp.	21,000	566,838
Shimamura Co. Ltd.	2,700	230,026
Shimano Inc.	6,300	1,054,808
Shimizu Corp.	49,300	462,423

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shin-Etsu Chemical Co. Ltd.	32,700	$3,678,202
Shinsei Bank Ltd.	20,800	327,474
Shionogi & Co. Ltd.	24,400	1,471,155
Ship Healthcare Holdings Inc.	5,000	214,144
Shiseido Co. Ltd.	36,800	3,052,795
Shizuoka Bank Ltd. (The)	45,200	347,869
SHO-BOND Holdings Co. Ltd.	4,500	175,663
Shochiku Co. Ltd.	1,500	221,035
Showa Denko KK	15,400	438,046
Skylark Holdings Co. Ltd.	14,000	254,475
SMC Corp./Japan	5,000	2,182,600
SMS Co. Ltd.	7,600	188,269
Softbank Corp.	158,100	2,171,764
SoftBank Group Corp.	155,200	6,015,337
Sohgo Security Services Co. Ltd.	6,100	333,481
Sojitz Corp.	114,600	362,548
Sompo Holdings Inc.	31,200	1,233,512
Sony Corp.	117,200	7,182,369
Sony Financial Holdings Inc.	13,600	294,255
Sosei Group Corp.(a)	7,000	164,793
Sotetsu Holdings Inc.	10,300	275,162
Square Enix Holdings Co. Ltd.	7,100	337,579
Stanley Electric Co. Ltd.	12,600	353,157
Subaru Corp.	57,100	1,649,538
Sugi Holdings Co. Ltd.	3,900	217,538
SUMCO Corp.	25,400	427,856
Sumitomo Bakelite Co. Ltd.	5,500	231,234
Sumitomo Chemical Co. Ltd.	133,600	616,682
Sumitomo Corp.	107,500	1,753,134
Sumitomo Dainippon Pharma Co. Ltd.	14,300	251,594
Sumitomo Electric Industries Ltd.	65,200	902,565
Sumitomo Forestry Co. Ltd.	15,500	226,682
Sumitomo Heavy Industries Ltd.	10,100	317,187
Sumitomo Metal Mining Co. Ltd.	22,200	750,781
Sumitomo Mitsui Financial Group Inc.	123,600	4,436,132
Sumitomo Mitsui Trust Holdings Inc.	31,200	1,147,507
Sumitomo Osaka Cement Co. Ltd.	4,100	180,528
Sumitomo Realty & Development Co. Ltd.	29,600	1,079,624
Sumitomo Rubber Industries Ltd.	26,500	353,726
Sundrug Co. Ltd.	9,800	325,896
Suntory Beverage & Food Ltd.	11,700	500,014
Sushiro Global Holdings Ltd.	2,500	171,824
Suzuken Co. Ltd./Aichi Japan	6,700	359,465
Suzuki Motor Corp.	33,100	1,572,866
Sysmex Corp.	15,600	1,022,683
Systena Corp.	7,500	108,367
T&D Holdings Inc.	56,500	637,621
Taiheiyo Cement Corp.	10,800	307,701
Taisei Corp.	17,100	680,172
Taisho Pharmaceutical Holdings Co. Ltd.	3,800	273,123
Taiyo Nippon Sanso Corp.	10,200	240,788
Taiyo Yuden Co. Ltd.	10,900	292,502
Takara Bio Inc.	6,400	130,954
Takara Holdings Inc.	24,500	244,535
Takasago Thermal Engineering Co. Ltd.	11,600	211,172
Takashimaya Co. Ltd.	23,200	270,833
Takeda Pharmaceutical Co. Ltd.	138,854	5,045,266
Takeuchi Manufacturing Co. Ltd.	10,300	163,020
TDK Corp.	11,400	1,142,056
TechnoPro Holdings Inc.	3,800	236,215

Security	Shares	Value

Japan (continued)
Teijin Ltd.	12,100	$244,227
Terumo Corp.	61,600	2,022,848
THK Co. Ltd.	11,700	341,460
TIS Inc.	6,500	395,033
Toagosei Co. Ltd.	9,400	105,473
Tobu Railway Co. Ltd.	18,500	620,346
Toda Corp.	36,900	232,790
Toei Co. Ltd.	1,000	138,846
Toho Co. Ltd./Tokyo	9,600	388,067
Toho Gas Co. Ltd.	7,400	289,210
Toho Holdings Co. Ltd.	7,600	193,963
Tohoku Electric Power Co. Inc.	48,200	496,691
Tokai Carbon Co. Ltd.	22,600	230,798
TOKAI Holdings Corp.	14,300	141,141
Tokai Tokyo Financial Holdings Inc.	141,200	370,943
Tokio Marine Holdings Inc.	58,500	3,175,413
Tokuyama Corp.	8,200	221,261
Tokyo Century Corp.	4,600	214,458
Tokyo Electric Power Co. Holdings Inc.(a)	148,900	691,437
Tokyo Electron Ltd.	13,800	2,817,955
Tokyo Gas Co. Ltd.	35,700	873,800
Tokyo Ohka Kogyo Co. Ltd.	4,100	163,841
Tokyo Seimitsu Co. Ltd.	5,300	172,083
Tokyo Tatemono Co. Ltd.	17,500	250,752
Tokyu Corp.	46,500	882,212
Tokyu Fudosan Holdings Corp.	55,300	368,820
Tokyu REIT Inc.	102	196,254
Topcon Corp.	16,000	222,894
Toppan Printing Co. Ltd.	26,500	492,961
Toray Industries Inc.	126,500	901,841
Toshiba Corp.	48,200	1,651,922
Toshiba TEC Corp.	4,700	170,862
Tosoh Corp.	24,000	332,566
TOTO Ltd.	12,400	511,003
Toyo Seikan Group Holdings Ltd.	16,600	265,188
Toyo Suisan Kaisha Ltd.	7,500	316,359
Toyo Tire Corp.	15,300	215,266
Toyobo Co. Ltd.	12,100	164,646
Toyoda Gosei Co. Ltd.	7,500	177,328
Toyota Boshoku Corp.	10,000	148,467
Toyota Industries Corp.	11,300	685,704
Toyota Motor Corp.	211,200	14,734,475
Toyota Tsusho Corp.	18,400	641,672
Trend Micro Inc./Japan	11,400	579,992
Trusco Nakayama Corp.	5,500	133,907
TS Tech Co. Ltd.	6,500	211,045
Tsubakimoto Chain Co.	4,800	165,617
Tsumura & Co.	7,800	216,312
Tsuruha Holdings Inc.	3,400	384,645
Ube Industries Ltd.	18,500	400,786
Ulvac Inc.	4,600	203,395
Unicharm Corp.	36,000	1,228,472
United Urban Investment Corp.	263	530,355
Ushio Inc.	13,800	207,693
USS Co. Ltd.	22,500	438,324
Wacoal Holdings Corp.	7,600	201,345
Welcia Holdings Co. Ltd.(b)	4,100	237,038
West Japan Railway Co.	14,300	1,245,669
Yakult Honsha Co. Ltd.	12,000	690,440
Yamada Denki Co. Ltd.	69,300	335,266

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yamaguchi Financial Group Inc.	36,100	$256,128
Yamaha Corp.	12,300	576,856
Yamaha Motor Co. Ltd.	26,500	524,583
Yamato Holdings Co. Ltd.	32,400	546,669
Yamato Kogyo Co. Ltd.	5,200	135,983
Yamazaki Baking Co. Ltd.	11,400	194,666
Yaskawa Electric Corp.	22,500	869,987
Yokogawa Electric Corp.	21,100	389,776
Yokohama Rubber Co. Ltd. (The)	22,300	502,707
Yoshinoya Holdings Co. Ltd.	7,700	179,207
Z Holdings Corp.	276,900	855,507
Zenkoku Hosho Co. Ltd.	5,200	218,621
Zensho Holdings Co. Ltd.	8,300	176,050
Zeon Corp.	15,200	174,771
ZOZO Inc.(b)	17,800	416,741

		392,638,345

Netherlands — 3.5%
Aalberts NV	10,448	420,327
ABN AMRO Bank NV, CVA(c)	41,693	776,332
Adyen NV(a)(c)	980	688,147
Aegon NV	196,645	850,344
AerCap Holdings NV(a)(b)	13,127	759,791
Akzo Nobel NV	20,230	1,863,121
Altice Europe NV(a)	50,633	289,222
Arcadis NV	8,956	176,854
ArcelorMittal	73,830	1,089,735
Argenx SE(a)(b)	3,113	377,865
ASM International NV	4,976	499,966
ASML Holding NV	39,644	10,393,780
ASR Nederland NV	12,745	466,524
Basic-Fit NV(a)(c)	5,172	158,102
BE Semiconductor Industries NV	7,161	264,681
Boskalis Westminster	11,720	257,324
Constellium SE(a)	14,593	194,525
Corbion NV	6,013	173,748
Eurocommercial Properties NV	6,600	210,590
Euronext NV(c)	5,576	449,458
EXOR NV	9,535	731,025
Fugro NV, CVA(a)(b)	20,400	184,123
Heineken Holding NV	11,596	1,104,827
Heineken NV	23,541	2,402,062
IMCD NV	5,253	409,650
ING Groep NV	365,460	4,129,445
Intertrust NV(c)	8,769	166,705
InterXion Holding NV(a)	7,165	632,096
Koninklijke Ahold Delhaize NV	114,678	2,856,273
Koninklijke BAM Groep NV	33,202	84,159
Koninklijke DSM NV	17,567	2,082,355
Koninklijke KPN NV	325,176	1,008,536
Koninklijke Philips NV	87,467	3,832,069
Koninklijke Vopak NV	6,525	358,085
NN Group NV	25,802	983,618
NSI NV	3,323	151,814
NXP Semiconductors NV	27,407	3,115,628
OCI NV(a)	8,865	198,893
PostNL NV	54,504	125,142
Prosus NV(a)	45,727	3,154,279
Randstad NV	11,091	614,229
Rhi Magnesita NV	3,598	161,929
SBM Offshore NV	18,418	316,748

Security	Shares	Value

Netherlands (continued)
Signify NV(c)	12,734	$372,784
Takeaway.com NV(a)(c)	3,627	295,392
TKH Group NV	4,089	209,209
Unilever NV	133,073	7,861,114
Wolters Kluwer NV	25,997	1,914,816

		59,817,441

New Zealand — 0.3%
a2 Milk Co. Ltd.(a)(b)	72,770	606,676
Auckland International Airport Ltd.	104,009	620,319
Chorus Ltd.	52,352	178,106
Contact Energy Ltd.	82,348	389,736
Fisher & Paykel Healthcare Corp. Ltd.	63,308	777,479
Fletcher Building Ltd.	89,484	262,828
Infratil Ltd.	99,261	313,824
Mercury NZ Ltd.	62,900	200,277
Meridian Energy Ltd.	173,289	511,199
Ryman Healthcare Ltd.	53,700	444,592
SKYCITY Entertainment Group Ltd.	65,121	163,290
Spark New Zealand Ltd.	179,907	516,877
Z Energy Ltd.	41,797	143,672

		5,128,875

Norway — 0.8%
Adevinta ASA(a)	13,489	154,266
Aker ASA, Class A	3,264	173,702
Aker BP ASA	12,457	344,490
Aker Solutions ASA(a)	83,400	192,122
Atea ASA	11,406	144,358
Austevoll Seafood ASA	12,065	121,883
Bakkafrost P/F	3,609	226,024
Borregaard ASA	12,716	122,504
DNB ASA	86,239	1,569,570
DNO ASA	107,679	130,242
Entra ASA(c)	12,557	188,194
Equinor ASA	96,539	1,788,577
Gjensidige Forsikring ASA	17,069	319,584
Kongsberg Gruppen ASA	12,211	180,614
Leroy Seafood Group ASA	30,382	203,976
Mowi ASA	41,229	1,006,790
NEL ASA(a)(b)	92,133	79,678
Nordic Semiconductor ASA(a)	29,109	165,976
Norsk Hydro ASA	109,532	387,129
Norwegian Finans Holding ASA(a)	22,005	212,831
Orkla ASA	70,156	675,029
Salmar ASA	4,868	227,197
Scatec Solar ASA(c)	11,464	127,486
Schibsted ASA, Class B	11,095	310,329
SpareBank 1 SMN	32,178	346,972
SpareBank 1 SR-Bank ASA	30,803	328,791
Storebrand ASA	47,393	335,527
Subsea 7 SA	31,275	292,952
Telenor ASA	72,251	1,354,726
TGS NOPEC Geophysical Co. ASA	13,680	354,918
Tomra Systems ASA	11,571	312,048
Veidekke ASA	14,020	152,322
Yara International ASA	17,369	677,075

		13,207,882

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	1,008,194	228,333
EDP — Energias de Portugal SA	226,273	931,510

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Galp Energia SGPS SA	44,356	$706,657
Jeronimo Martins SGPS SA	23,158	388,706
Navigator Co. SA (The)	44,590	160,782
NOS SGPS SA	27,048	160,688
REN — Redes Energeticas Nacionais SGPS SA	55,903	165,899
Sonae SGPS SA	186,200	187,688

		2,930,263

Singapore — 1.2%
Ascendas Hospitality Trust	308,600	260,766
Ascendas REIT	63,500	147,908
Ascott Residence Trust	168,200	170,554
CapitaLand Commercial Trust	137,942	207,782
CapitaLand Ltd.	194,100	513,435
CapitaLand Mall Trust	153,500	286,484
CapitaLand Retail China Trust	205,000	228,958
CDL Hospitality Trusts	110,800	133,519
City Developments Ltd.	33,900	268,769
ComfortDelGro Corp. Ltd.	198,700	335,802
DBS Group Holdings Ltd.	165,200	3,156,031
ESR-REIT(b)	562,451	221,104
Frasers Centrepoint Trust	61,800	124,876
Frasers Commercial Trust(b)	146,300	176,297
Frasers Logistics & Industrial Trust	356,300	329,871
Genting Singapore Ltd.	678,500	468,636
Golden Agri-Resources Ltd.(b)	757,800	114,147
Jardine Cycle & Carriage Ltd.	11,300	271,675
Keppel Corp. Ltd.(b)	123,100	620,497
Keppel DC REIT(b)	183,650	269,885
Keppel Infrastructure Trust	817,500	321,366
Keppel REIT(b)	243,900	216,848
Manulife US Real Estate Investment Trust	253,216	231,693
Mapletree North Asia Commercial Trust	104,300	98,096
NetLink NBN Trust	806,200	550,914
OUE Commercial Real Estate Investment Trust(b)	506,148	200,830
Oversea-Chinese Banking Corp. Ltd.	291,100	2,344,286
Parkway Life REIT	71,500	171,795
SATS Ltd.	44,500	165,124
Sembcorp Industries Ltd.(b)	177,700	299,007
Silverlake Axis Ltd.	901,800	301,495
Singapore Airlines Ltd.	45,600	315,292
Singapore Exchange Ltd.	60,000	394,136
Singapore Post Ltd.	251,700	177,547
Singapore Press Holdings Ltd.(b)	43,500	70,958
Singapore Technologies Engineering Ltd.	111,800	327,773
Singapore Telecommunications Ltd.	759,600	1,841,860
Soilbuild Business Space REIT	560,028	207,806
Starhill Global REIT	246,600	134,086
Suntec REIT(b)	79,200	108,242
United Overseas Bank Ltd.	109,700	2,162,644
UOL Group Ltd.	35,200	201,741
Venture Corp. Ltd.	32,400	376,863
Wilmar International Ltd.	166,200	457,952
Wing Tai Holdings Ltd.	156,500	233,436
Yangzijiang Shipbuilding Holdings Ltd.	278,500	195,428

		20,414,214

Spain — 2.5%
Acciona SA	2,040	212,685
Acerinox SA	27,840	260,218
ACS Actividades de Construccion y Servicios SA	25,955	1,053,735

Security	Shares	Value

Spain (continued)
Aena SME SA(c)	6,243	$1,145,744
Almirall SA	7,600	142,616
Amadeus IT Group SA	41,692	3,085,719
Applus Services SA	15,955	192,420
Banco Bilbao Vizcaya Argentaria SA	640,677	3,375,867
Banco de Sabadell SA	626,772	687,931
Banco Santander SA	1,515,966	6,078,490
Bankia SA	114,964	219,067
Bankinter SA	76,977	532,452
Bolsas y Mercados Espanoles SHMSF SA	10,853	301,009
CaixaBank SA	381,511	1,091,749
Cellnex Telecom SA(c)	20,610	888,931
Cellnex Telecom SA(a)	5,562	239,895
Cia. de Distribucion Integral Logista Holdings SA	6,676	139,949
Cie. Automotive SA	8,685	216,268
Ebro Foods SA	8,125	178,393
Enagas SA	10,010	247,810
Endesa SA	20,138	548,194
Faes Farma SA	35,866	206,072
Ferrovial SA	45,518	1,343,697
Gestamp Automocion SA(c)	35,334	151,532
Grifols SA	30,186	972,593
Grupo Catalana Occidente SA	8,025	281,127
Iberdrola SA	556,982	5,721,826
Indra Sistemas SA(a)	23,333	225,433
Industria de Diseno Textil SA	102,793	3,205,336
Inmobiliaria Colonial Socimi SA	24,754	319,803
Mapfre SA	113,376	316,220
Masmovil Ibercom SA(a)	8,368	193,437
Mediaset Espana Comunicacion SA	22,567	137,969
Melia Hotels International SA	24,329	198,277
Merlin Properties Socimi SA	28,027	412,742
Naturgy Energy Group SA	26,555	723,173
Neinor Homes SA(a)(c)	9,956	131,067
Prosegur Cia. de Seguridad SA	45,234	175,619
Red Electrica Corp. SA	31,482	633,969
Repsol SA	142,135	2,331,023
Sacyr SA	61,882	176,049
Siemens Gamesa Renewable Energy SA	24,168	332,319
Tecnicas Reunidas SA(a)	5,462	137,352
Telefonica SA	430,913	3,305,145
Viscofan SA	5,668	307,196
Zardoya Otis SA	22,943	173,799

		42,951,917

Sweden — 2.6%
AAK AB	14,696	260,993
AF POYRY AB, Class B	12,045	256,545
Alfa Laval AB	30,197	699,267
Arjo AB, Class B	38,040	156,988
Assa Abloy AB, Class B	94,472	2,245,528
Atlas Copco AB, Class A	64,611	2,287,536
Atlas Copco AB, Class B	38,329	1,189,936
Axfood AB	7,468	161,076
BillerudKorsnas AB	20,820	250,463
Boliden AB	26,616	717,317
Bonava AB, Class B	10,758	103,847
Bravida Holding AB(c)	27,180	250,661
Castellum AB	19,509	399,422
Dios Fastigheter AB	13,578	113,311
Dometic Group AB(c)	32,905	305,542

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Electrolux AB, Series B	20,602	$542,085
Elekta AB, Class B	34,883	486,985
Embracer Group AB(a)	18,708	127,189
Epiroc AB, Class A	62,130	700,343
Epiroc AB, Class B	38,886	423,801
Essity AB, Class B	56,967	1,781,568
Evolution Gaming Group AB(c)	10,710	256,236
Fabege AB	23,463	350,692
Fastighets AB Balder, Class B(a)	6,293	244,292
Getinge AB, Class B	22,525	385,069
Granges AB	13,344	129,918
Hembla AB(a)	8,599	191,896
Hemfosa Fastigheter AB	20,803	214,739
Hennes & Mauritz AB, Class B	75,882	1,589,030
Hexagon AB, Class B	25,840	1,321,999
Hexpol AB	36,825	328,716
Holmen AB, Class B	6,581	194,405
Hufvudstaden AB, Class A	11,780	197,468
Husqvarna AB, Class B	39,995	306,616
ICA Gruppen AB	8,313	368,439
Industrivarden AB, Class C	14,821	321,363
Indutrade AB	7,225	222,878
Intrum AB	8,860	239,104
Investor AB, Class B	42,839	2,198,799
JM AB	8,015	205,485
Kinnevik AB, Class B	25,561	700,160
Klovern AB, Class B	86,780	151,865
Kungsleden AB	24,490	222,930
L E Lundbergforetagen AB, Class B	4,342	163,778
Lifco AB, Class B	5,938	296,583
Loomis AB, Class B	6,961	269,501
Lundin Petroleum AB	18,814	622,557
Millicom International Cellular SA, SDR	7,747	353,807
Modern Times Group MTG AB, Class B(a)	12,801	118,944
NCC AB, Class B	14,003	225,430
Nibe Industrier AB, Class B	37,113	508,487
Nolato AB, Class B	2,393	134,127
Nordic Entertainment Group AB, Class B	9,203	261,734
Nyfosa AB(a)	24,439	163,615
Pandox AB	10,824	216,833
Peab AB	21,180	178,730
Resurs Holding AB(c)	28,632	168,803
Saab AB, Class B	10,547	325,902
Sandvik AB	106,920	1,890,518
Securitas AB, Class B	23,892	382,895
Skandinaviska Enskilda Banken AB, Class A	134,276	1,289,478
Skanska AB, Class B	35,596	759,264
SKF AB, Class B	40,020	725,065
SSAB AB, Class B	101,847	256,460
Svenska Cellulosa AB SCA, Class B	66,469	678,606
Svenska Handelsbanken AB, Class A	140,671	1,411,339
Sweco AB, Class B	8,717	307,266
Swedbank AB, Class A	86,485	1,212,314
Swedish Match AB	15,859	746,011
Swedish Orphan Biovitrum AB(a)	17,758	281,826
Tele2 AB, Class B	47,395	679,123
Telefonaktiebolaget LM Ericsson, Class B	295,448	2,587,006
Telia Co. AB	240,969	1,061,741
Thule Group AB(c)	13,189	268,727
Vitrolife AB	8,238	128,774

Security	Shares	Value

Sweden (continued)
Volvo AB, Class B	143,857	$2,156,145
Wallenstam AB, Class B	17,604	193,137
Wihlborgs Fastigheter AB	21,635	327,636

		45,154,664

Switzerland — 7.8%
ABB Ltd., Registered	169,718	3,558,617
Adecco Group AG, Registered	15,801	936,450
Alcon Inc.(a)	40,562	2,394,874
Allreal Holding AG, Registered	1,007	196,144
ALSO Holding AG, Registered	945	140,589
Baloise Holding AG, Registered	4,838	893,320
Barry Callebaut AG, Registered	168	354,132
BKW AG	2,354	173,672
Bossard Holding AG, Class A, Registered	946	150,037
Bucher Industries AG, Registered	793	244,791
Burckhardt Compression Holding AG	552	131,462
Cembra Money Bank AG	1,488	157,433
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	113	839,412
Chocoladefabriken Lindt & Spruengli AG, Registered	8	655,080
Cie. Financiere Richemont SA, Registered	50,172	3,945,627
Clariant AG, Registered	22,011	450,816
Coca-Cola HBC AG	20,520	623,992
Conzzeta AG, Registered	178	154,955
Credit Suisse Group AG, Registered	248,591	3,081,092
Daetwyler Holding AG, Bearer	1,033	177,759
DKSH Holding AG	4,878	231,455
dormakaba Holding AG	279	178,554
Dufry AG, Registered	5,834	505,978
Emmi AG, Registered	222	187,859
EMS-Chemie Holding AG, Registered	626	391,428
Flughafen Zurich AG, Registered	1,725	310,649
Forbo Holding AG, Registered	108	171,837
Galenica AG(c)	3,007	179,643
Geberit AG, Registered	3,645	1,849,189
Georg Fischer AG, Registered	432	411,533
Givaudan SA, Registered	827	2,427,990
Gurit Holding AG, Bearer	125	178,363
Helvetia Holding AG, Registered	2,739	384,168
Huber & Suhner AG, Registered	2,197	146,058
Idorsia Ltd.(a)(b)	11,799	268,086
Inficon Holding AG, Registered	220	157,629
Interroll Holding AG, Registered	75	155,054
Intershop Holding AG	871	478,421
Julius Baer Group Ltd.	22,113	975,280
Kardex AG, Registered	1,384	200,850
Kuehne + Nagel International AG, Registered	4,641	749,474
LafargeHolcim Ltd., Registered	46,341	2,389,491
Landis+Gyr Group AG	2,520	233,549
Logitech International SA, Registered	17,071	698,237
Lonza Group AG, Registered	7,226	2,599,676
Mobilezone Holding AG, Registered	24,578	266,516
Mobimo Holding AG, Registered	810	228,204
Nestle SA, Registered	281,029	29,995,414
Novartis AG, Registered	198,790	17,343,634
OC Oerlikon Corp. AG, Registered	29,969	306,751
Pargesa Holding SA, Bearer	3,762	296,995
Partners Group Holding AG	1,815	1,414,845
PSP Swiss Property AG, Registered	2,726	360,520
Roche Holding AG, NVS	64,778	19,484,277

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Schindler Holding AG, Participation Certificates, NVS	3,817	$933,023
Schindler Holding AG, Registered	1,912	451,866
Schweiter Technologies AG, Bearer	142	145,921
SFS Group AG	2,405	212,654
SGS SA, Registered	436	1,134,683
Siegfried Holding AG, Registered	552	224,604
SIG Combibloc Group AG	16,293	225,221
Sika AG, Registered	12,177	2,091,717
Sonova Holding AG, Registered	5,475	1,253,965
St. Galler Kantonalbank AG, Class A, Registered	922	403,185
Straumann Holding AG, Registered	927	826,526
Sulzer AG, Registered	2,375	239,726
Sunrise Communications Group AG(c)	3,419	265,585
Swatch Group AG (The), Bearer	3,801	1,051,607
Swiss Life Holding AG, Registered	3,622	1,810,358
Swiss Prime Site AG, Registered	6,364	655,265
Swiss Re AG	27,788	2,909,045
Swisscom AG, Registered	1,836	937,769
Tecan Group AG, Registered	1,146	270,836
Temenos AG, Registered	6,402	913,181
UBS Group AG, Registered	361,088	4,259,503
Valiant Holding AG, Registered	3,433	347,910
Valora Holding AG, Registered	473	135,177
VAT Group AG(c)	2,946	431,861
Vifor Pharma AG	4,491	705,680
Vontobel Holding AG, Registered	3,516	204,528
Zur Rose Group AG(a)	1,485	146,882
Zurich Insurance Group AG	13,701	5,352,658

		133,958,797

United Kingdom — 14.6%
3i Group PLC	99,312	1,449,589
Abcam PLC	23,441	353,072
Admiral Group PLC	17,251	451,367
Aggreko PLC	33,217	339,908
Anglo American PLC	101,976	2,614,857
Antofagasta PLC	39,894	447,673
Ascential PLC(c)	40,236	181,812
Ashmore Group PLC	40,476	243,862
Ashtead Group PLC	45,155	1,371,949
ASOS PLC(a)(b)	6,127	279,870
Associated British Foods PLC	33,236	957,344
Assura PLC	217,704	210,718
AstraZeneca PLC	120,613	11,707,045
Auto Trader Group PLC(c)	86,799	631,451
Avast PLC(c)	58,198	312,378
AVEVA Group PLC	7,379	399,315
Aviva PLC	376,485	2,022,735
B&M European Value Retail SA	88,078	422,041
Babcock International Group PLC	42,131	302,027
BAE Systems PLC	293,378	2,187,433
Balfour Beatty PLC	93,627	273,079
Barclays PLC	1,618,249	3,513,754
Barratt Developments PLC	97,721	798,158
BBA Aviation PLC	119,964	471,288
BCA Marketplace PLC	83,842	256,040
Beazley PLC	54,576	414,194
Bellway PLC	12,605	515,423
Berkeley Group Holdings PLC	12,215	695,631
Bodycote PLC	21,856	202,497
boohoo Group PLC(a)	86,483	295,440

Security	Shares	Value

United Kingdom (continued)
Bovis Homes Group PLC	15,970	$241,782
BP PLC	1,860,365	11,778,972
British American Tobacco PLC	212,561	7,431,953
British Land Co. PLC (The)	83,790	672,881
Britvic PLC	27,997	357,571
BT Group PLC	760,582	2,014,642
Bunzl PLC	30,421	790,444
Burberry Group PLC	38,968	1,030,678
Cairn Energy PLC(a)	81,948	188,540
Capita PLC(a)	165,012	333,313
Capital & Counties Properties PLC	129,726	428,057
Carnival PLC	16,376	655,211
Centamin PLC	117,386	176,277
Cineworld Group PLC	133,775	385,504
Clinigen Healthcare Ltd.(a)	16,731	179,911
Close Brothers Group PLC	15,249	272,896
Coats Group PLC	173,845	160,393
Cobham PLC	227,987	465,534
Coca-Cola European Partners PLC	23,461	1,255,398
Compass Group PLC	141,658	3,768,758
Computacenter PLC	13,986	247,760
ConvaTec Group PLC(c)	145,395	370,920
Countryside Properties PLC(c)	59,329	271,158
Cranswick PLC	8,387	336,870
Crest Nicholson Holdings PLC	44,775	225,034
Croda International PLC	13,279	827,534
Daily Mail & General Trust PLC, Class A, NVS	24,120	273,723
DCC PLC	10,433	976,881
Dechra Pharmaceuticals PLC	10,848	369,181
Derwent London PLC	9,091	417,613
Diageo PLC	220,448	9,027,038
Dialog Semiconductor PLC(a)	7,631	342,329
Diploma PLC	11,170	231,119
Direct Line Insurance Group PLC	107,102	377,103
Dixons Carphone PLC	155,888	264,756
Domino’s Pizza Group PLC	66,809	247,163
Drax Group PLC	72,370	277,943
DS Smith PLC	150,862	698,090
Dunelm Group PLC	11,695	119,478
easyJet PLC	20,442	327,475
EI Group PLC(a)	45,249	164,883
Electrocomponents PLC	50,402	443,627
Elementis PLC	78,059	150,199
Entertainment One Ltd.	42,896	308,899
Essentra PLC	39,170	193,316
Euromoney Institutional Investor PLC	19,275	352,179
Evraz PLC	42,874	203,719
Experian PLC	82,247	2,584,061
Ferguson PLC	22,034	1,877,799
Fevertree Drinks PLC	11,577	278,640
Firstgroup PLC(a)	124,549	208,066
Fresnillo PLC	19,148	175,920
Future PLC	9,825	192,483
G4S PLC	174,768	467,677
Games Workshop Group PLC	3,334	192,844
GB Group PLC	22,106	172,775
Genus PLC	7,648	286,405
GlaxoSmithKline PLC	451,687	10,337,160
Glencore PLC	1,061,324	3,195,104
Go-Ahead Group PLC (The)	5,287	139,838

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Grainger PLC	72,034	$239,368
Great Portland Estates PLC	42,941	437,635
Greencore Group PLC	116,924	351,620
Greggs PLC	9,093	208,970
GVC Holdings PLC	69,333	798,480
Halma PLC	42,583	1,032,343
Hammerson PLC	66,314	248,850
Hargreaves Lansdown PLC	26,816	614,882
Hays PLC	216,718	440,560
Hikma Pharmaceuticals PLC	14,285	371,544
Hiscox Ltd.	26,158	504,003
HomeServe PLC	29,583	443,670
Howden Joinery Group PLC	67,400	503,583
HSBC Holdings PLC	1,847,274	13,935,863
Ibstock PLC(c)	52,568	164,479
IG Group Holdings PLC	40,510	333,076
IMI PLC	34,390	446,341
Imperial Brands PLC	88,358	1,935,009
Inchcape PLC	47,480	396,282
Informa PLC	120,894	1,212,385
Inmarsat PLC	54,366	387,063
IntegraFin Holdings PLC	27,193	129,843
InterContinental Hotels Group PLC	17,372	1,047,538
Intermediate Capital Group PLC	30,399	584,537
Intertek Group PLC	15,023	1,040,415
Investec PLC	75,447	427,222
ITV PLC	400,612	693,349
IWG PLC	71,616	355,301
J D Wetherspoon PLC	6,741	127,615
J Sainsbury PLC	180,412	475,077
JD Sports Fashion PLC	39,909	396,819
Johnson Matthey PLC	19,081	758,008
Jupiter Fund Management PLC	63,630	282,087
Just Eat PLC(a)	59,110	562,189
Kainos Group PLC	21,821	143,441
KAZ Minerals PLC	30,222	183,569
Keywords Studios PLC(b)	13,418	192,728
Kingfisher PLC	234,747	629,396
Lancashire Holdings Ltd.	21,036	193,674
Land Securities Group PLC	60,362	734,219
Legal & General Group PLC	542,941	1,852,664
Lloyds Banking Group PLC	6,551,740	4,815,474
London Stock Exchange Group PLC	29,539	2,658,058
M&G PLC(a)	240,013	664,013
Man Group PLC	165,688	307,664
Marshalls PLC	23,753	218,689
Mediclinic International PLC	50,235	237,915
Meggitt PLC	77,119	623,101
Melrose Industries PLC	501,808	1,383,742
Merlin Entertainments PLC(c)	69,844	410,768
Mondi PLC	52,343	1,082,016
Moneysupermarket.com Group PLC	53,683	238,337
National Express Group PLC	36,892	213,103
National Grid PLC	298,812	3,484,989
Next PLC	12,954	1,103,305
NMC Health PLC(b)	10,748	303,610
Ocado Group PLC(a)	43,930	755,475
Pagegroup PLC	48,302	278,262
Paragon Banking Group PLC	27,829	181,314
Pearson PLC	72,438	639,458

Security	Shares	Value

United Kingdom (continued)
Pennon Group PLC	52,072	$605,217
Persimmon PLC	30,628	902,434
Petrofac Ltd.	31,784	158,057
Pets at Home Group PLC	53,661	143,180
Phoenix Group Holdings PLC	68,331	622,655
Playtech PLC	34,168	173,626
Plus500 Ltd.	13,224	136,895
Primary Health Properties PLC	102,520	187,582
Provident Financial PLC	44,791	255,080
Prudential PLC	240,013	4,188,126
QinetiQ Group PLC	52,132	212,630
Quilter PLC(c)	206,088	365,082
Rathbone Brothers PLC	5,355	143,784
Reckitt Benckiser Group PLC	65,216	5,032,987
Redrow PLC	26,111	203,401
RELX PLC	178,369	4,288,438
Renishaw PLC	6,107	299,345
Rentokil Initial PLC	186,409	1,096,314
Rightmove PLC	87,672	679,097
Rio Tinto PLC	106,180	5,515,109
Rolls-Royce Holdings PLC	161,264	1,479,509
Rotork PLC	96,925	378,019
Royal Bank of Scotland Group PLC	443,060	1,219,450
Royal Dutch Shell PLC, Class A	405,466	11,715,941
Royal Dutch Shell PLC, Class B	341,419	9,799,033
Royal Mail PLC	129,836	355,504
RSA Insurance Group PLC	91,565	618,729
RWS Holdings PLC	20,694	160,668
Safestore Holdings PLC	17,251	156,371
Sage Group PLC (The)	104,772	975,868
Savills PLC	17,597	208,919
Schroders PLC	12,299	492,566
Segro PLC	118,980	1,299,731
Senior PLC	57,641	137,763
Serco Group PLC(a)	126,802	255,967
Severn Trent PLC	25,188	734,978
Shaftesbury PLC	35,965	439,791
Smith & Nephew PLC	83,346	1,782,216
Smiths Group PLC	36,605	764,264
Softcat PLC	17,543	213,499
Sophos Group PLC(c)	35,858	263,460
Spectris PLC	12,029	372,327
Spirax-Sarco Engineering PLC	7,174	735,690
SSE PLC	90,981	1,511,056
SSP Group PLC	41,750	344,136
St. James’s Place PLC	51,005	687,064
Standard Chartered PLC	268,720	2,437,542
Standard Life Aberdeen PLC	235,134	923,439
Stock Spirits Group PLC	77,098	204,518
Synthomer PLC	41,483	149,764
Tate & Lyle PLC	46,005	400,640
Taylor Wimpey PLC	322,899	691,510
Tesco PLC	920,423	2,801,295
TP ICAP PLC	57,498	255,126
Travis Perkins PLC	24,819	460,219
Tritax Big Box REIT PLC	103,496	201,287
Tullow Oil PLC	156,485	416,930
Ultra Electronics Holdings PLC	7,120	179,659
Unilever PLC	101,947	6,097,971
UNITE Group PLC (The)	27,272	397,012

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
United Utilities Group PLC	70,386	$792,573
Vesuvius PLC	44,205	228,462
Victrex PLC	8,252	234,491
Vodafone Group PLC	2,457,096	5,004,502
Weir Group PLC (The)	32,389	564,336
WH Smith PLC	11,889	336,610
Whitbread PLC	12,146	638,264
William Hill PLC	145,876	372,997
Wm Morrison Supermarkets PLC	269,828	694,299
Workspace Group PLC	14,293	187,726
WPP PLC	122,018	1,520,808

		248,983,955

Total Common Stocks — 98.9% (Cost: $1,613,608,900)		1,687,305,560

Preferred Stocks

Germany — 0.4%
Fuchs Petrolub SE, Preference Shares, NVS	7,599	324,531
Henkel AG & Co. KGaA, Preference Shares, NVS	17,378	1,806,553
Jungheinrich AG, Preference Shares, NVS	9,578	242,993
Porsche Automobil Holding SE, Preference Shares, NVS	16,159	1,189,835
Sartorius AG, Preference Shares, NVS	3,614	702,367
Volkswagen AG, Preference Shares, NVS	17,230	3,281,308

		7,547,587

United Kingdom — 0.0%
Rolls Royce Holdings PLC, Preference Shares(a)	7,087,772	9,172

Total Preferred Stocks — 0.4% (Cost: $7,197,503)		7,556,759

Rights

Italy — 0.0%
Mediaset SpA, (Expires 11/06/19)(a)(b)	46,617	1

Total Rights — 0.0% (Cost: $0)		1

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(e)(f)(g)	16,816,031	$16,824,439
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(e)(f)	61,000	61,000

		16,885,439

Total Short-Term Investments — 1.0% (Cost: $16,881,829)		16,885,439

Total Investments in Securities — 100.3% (Cost: $1,637,688,232)		1,711,747,759

Other Assets, Less Liabilities — (0.3)%		(4,994,670)

Net Assets — 100.0%		$1,706,753,089

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	11,891,919	4,924,112	16,816,031	$16,824,439	$124,992	(a)	$(485)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	154,000	(93,000)	61,000	61,000	3,357		—	—

				$16,885,439	$128,349		$(485)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI International Developed Markets ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	9	12/19/19	$1,029	$(1,697)
Euro STOXX 50 Index	69	12/20/19	2,778	70,871
FTSE 100 Index	19	12/20/19	1,782	(14,722)
TOPIX Index	30	12/12/19	4,630	69,158

				$123,610

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,687,305,560	$—	$—	$1,687,305,560
Preferred Stocks	7,556,759	—	—	7,556,759
Rights	—	1	—	1
Money Market Funds	16,885,439	—	—	16,885,439

	$1,711,747,758	$1	$—	$1,711,747,759

Derivative financial instruments(a)
Assets
Futures Contracts	$140,029	$—	$—	$140,029
Liabilities
Futures Contracts	(16,419)	—	—	(16,419)

	$123,610	$—	$—	$123,610

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt